UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08134
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
January 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance High Yield Municipal Income Fund Annual Report January 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Annual Report January 31, 2011
Eaton Vance
High Yield Municipal Income Fund

Management’s Discussion of Fund Performance	2
Performance Information	4

Portfolio Composition	5
Endnotes and Additional Disclosures	6
Fund Expenses	7
Financial Statements	8
Federal Tax Information	37
Board of Trustees’ Contract Approval	38
Management and Organization	43
Important Notices	47

Eaton Vance
High Yield Municipal Income Fund
January 31, 2011
Management’s Discussion of Fund Performance

Portfolio Managers Cynthia J. Clemson, Co-Portfolio Manager, Thomas M. Metzold, CFA, Co-Portfolio Manager
Economic and Market Conditions
The U.S. economy continued its slow recovery during the fiscal year ending January 31, 2011, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. Unemployment stood at 9.0% as of January 31, 2011, down slightly from the previous month. In addition, it remained difficult to find signs of strength in the housing market as the period came to a close.
Municipal bond performance was only slightly positive for the fiscal year. For much of the year, municipal bonds performed admirably, benefiting from concerns about the strength of the economic recovery, which caused investors to favor less risky investments such as municipals. Third-quarter 2010 performance was particularly strong, as the municipal market was bolstered by very light issuance and sustained demand. In the final four months of the fiscal year, however, a significant technical dislocation occurred, in which strong municipal supply met with weak demand, driving prices down (and yields up). Municipal issuers increased new issuance on concerns over the potential for higher yields in 2011 and uncertainty over the extension of the Build America Bond program, which expired on December 31, 2010.
Against this backdrop, Eaton Vance High Yield Municipal Income Fund’s (the Fund) primary benchmark, the Barclays Capital Municipal Bond Index (the Index)–an unmanaged index of municipal bonds traded in the U.S.–gained 1.10% for the 12 months ending January 31, 2011. For the same period, longer-term high-yield munis, as measured by the Fund’s secondary benchmark, the Barclays Capital High Yield Long (22+) Municipal Bond Index–an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more–returned 3.04%. Intermediate-maturity bonds, represented by the 7-year segment of the Index, gained 3.29% for the same period, while shorter-maturity bonds in the 5-year segment of the Index returned 2.44%.1
Management Discussion
During the fiscal year ending January 31, 2011, the Fund underperformed the Index. For many years, management has employed a strategy of buying long maturity municipal bonds to generate a higher amount of tax exempt income while partially mitigating the excess volatility of those longer-duration bonds through a combination of U.S. Treasury futures and interest-rate swaps. During the fiscal year, a number of factors affected the fixed-income markets, including instability in eurozone countries and a second round of quantitative easing by the U.S. Federal Reserve to address the uncertainty surrounding the U.S. economic recovery. U.S. Treasury yields and global interest rates, as measured by the London Interbank Offered Rate (LIBOR) were affected more significantly by these factors than the U.S. municipal bond market. As Treasury and LIBOR rates fell (and prices rose) in response to these factors, municipal bonds underperformed Treasuries and LIBOR, and this underperformance was exacerbated by increased media coverage of state and municipal budget deficits. As a result, the municipal/Treasury ratio climbed, and the Fund’s partial hedge detracted from performance versus the Fund’s benchmark for the 12-month period. Fund selections in AA-rated, BBB-rated and non-rated bonds also underperformed. On the positive side, the Fund’s general emphasis on higher-coupon municipals benefited relative performance, as these outperformed the market. In addition, the Fund’s holdings in industrial revenue bonds and AAA-rated bonds bolstered its relative performance.
Management employed leverage in the Fund, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying the Fund’s exposure to its underlying investments in both up and down markets.2
See Endnotes and Additional Disclosures on page 6.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2011
Management’s Discussion of Fund Performance

As we move ahead, we continue to focus on state and local government budget deficits, which are expected to peak in 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.

Total Return Performance at Net Asset Value (NAV) 1/31/10 – 1/31/11

Class A3	-0.35%
Class B3	-1.09
Class C3	-1.02
Class I3	-0.12
Barclays Capital Municipal Bond Index[1]	1.10	*
Barclays Capital High Yield Long (22+) Municipal Bond Index[1]	3.04	*
Lipper High Yield Municipal Debt Funds Average[1]	0.85	*

See page 4 for more performance information.

* Source: Bloomberg L.P.; Lipper
See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2011
Performance Information3

	Class A	Class B	Class C	Class I
Symbol	ETHYX	EVHYX	ECHYX	EIHYX
Inception Dates	8/7/95	8/7/95	6/18/97	5/9/07

Average Annual Total Returns at NAV

One Year	-0.35%	-1.09%	-1.02%	-0.12%
Five Years	-0.83	-1.56	-1.54	N.A.
10 Years	3.21	2.46	2.46	N.A.
Since Inception	4.22	3.42	2.48	-3.56

SEC Average Annual Total Returns with maximum sales charge

One Year	-5.04%	-5.78%	-1.96%	-0.12%
Five Years	-1.79	-1.87	-1.54	N.A.
10 Years	2.70	2.46	2.46	N.A.
Since Inception	3.89	3.42	2.48	-3.56

Maximum Sales Charge	4.75%	5.00%	1.00%	N.A.

Performance of $10,0004

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	1/31/01	$13,712	$13,059
Class C	1/31/01	$12,749	$12,749
Class I	5/9/07	$8,733	$8,733
See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2011
Performance Information (continued)

Total Annual Operating Expense Ratios[5]	Class A	Class B	Class C	Class I

	1.11%	1.87%	1.86%	0.85%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[6]	6.71%	5.93%	5.93%	6.81%
Taxable-Equivalent Distribution Rate[6,7]	10.32	9.12	9.12	10.48
SEC 30-day Yield[8]	5.89	5.43	5.43	6.44
Taxable-Equivalent SEC 30-day Yield[7,8]	9.06	8.35	8.35	9.91

Total Leverage[2]

RIB Leverage	12.75%

Relative Performance 1/31/10 - 1/31/11[1]

Barclays Capital Municipal Bond Index	1.10	%*
Barclays Capital High Yield Long (22+) Municipal Bond Index	3.04	*
Lipper High Yield Municipal Debt Funds Classification	0.85	*

* Source: Bloomberg L.P.; Lipper
Portfolio Composition

Rating Distribution9† (by total investments)

†	The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 1/31/11 is as follows:

AAA	7.3%	B	6.6
AA	17.6	CCC	4.2
A	9.6	C	0.3
BBB	28.6	Not Rated	20.0
BB	5.8

See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2011
Endnotes and Additional Disclosures

1.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. Index performance is available as of month end only. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclays Capital High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. The Lipper Average is the average annual total return, at NAV, of the funds that are in the same Lipper Classification as the Fund. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds.
2.	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). See Note 1I to the financial statements for more information on RIB investments. RIB leverage represents the amount of Floating Rate Notes outstanding as of 1/31/11 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.
3.	Average Annual Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 5% – 1st and 2nd years; 4% – 3rd year; 3% – 4th year; 2% – 5th year; 1% – 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at NAV.
4.	The hypothetical performance in the line graph and the total returns in the table do not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.
5.	Source: Prospectus dated 6/1/10, as supplemented or revised. Expense Ratio includes interest expense of 0.11% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result, NAV and performance have not been affected by this expense.
6.	Fund distribution rates represent actual distributions paid to shareholders and are calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period.
7.	Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.
8.	Fund SEC 30-day yields are calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
9.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
The views expressed throughout this report are those of portfolio management and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 – January 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual
Class A	$1,000.00	$947.10	$5.50
Class B	$1,000.00	$944.40	$9.16
Class C	$1,000.00	$943.60	$9.16
Class I	$1,000.00	$948.20	$4.22

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.70
Class B	$1,000.00	$1,015.80	$9.50
Class C	$1,000.00	$1,015.80	$9.50
Class I	$1,000.00	$1,020.90	$4.38

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% for Class A shares, 1.87% for Class B shares, 1.87% for Class C shares and 0.86% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 111.8%

	Principal Amount
Security	(000’s omitted)	Value

Cogeneration — 1.6%

Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,000	$6,998,740
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	900	547,767
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,400	1,300,376
Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	465	409,721

		$9,256,604

Education — 7.0%

California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,000	$12,235,440
California Educational Facilities Authority, (University of Southern California), 4.50%, 10/1/33	4,365	3,888,648
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/40	2,090	2,120,305
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(2)	800	319,992
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	12,625	13,373,536
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	9,992,700

		$41,930,621

Electric Utilities — 3.4%

Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$3,570	$1,333,645
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,380	5,380,323
Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	8,950	7,957,176
Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,965	3,637,491
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,420	2,154,405

		$20,463,040

Escrowed / Prerefunded — 0.4%

Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,171,925

		$2,171,925

General Obligations — 1.8%

Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/27(3)	$2,000	$2,055,900
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31(3)	2,000	2,026,480
Port Authority of Houston, TX, Harris County, (AMT), 5.625%, 10/1/38(1)	6,480	6,563,916

		$10,646,296

Health Care – Miscellaneous — 1.9%

Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,095	$1,875,025
Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	412	402,887
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	825	847,947
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	770	790,868
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	646	663,710

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Health Care – Miscellaneous (continued)

Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	$121	$124,952
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	276	283,987
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	764	786,556
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	320	329,596
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(4)	640	654,936
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	192	198,321
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	426	437,422
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	352	361,806
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,285	3,536,625

		$11,294,638

Hospital — 17.8%

California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,825	$8,384,458
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,300	6,830,734
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,640	1,485,512
Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,175	2,082,301
Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	3,245	2,667,033
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	4,770	4,779,015
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	905	773,703
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	875	699,694
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,615	5,783,031
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	6,763,068
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,063,031
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	12,870	1,908,235
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,810	4,824,450
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	3,875,220
Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,600	1,313,216
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,470	7,270,551
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,014,518
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,750	3,447,975

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Hospital (continued)

Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	$2,560	$2,280,371
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,065	2,980,866
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,735	4,865,345
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(5)	2,695	2,315,005
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	20,170	16,053,909
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,400	1,235,864
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,800	2,303,392
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	5,650	4,895,612

		$105,896,109

Housing — 3.7%

Charter Mac Equity Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,161,640
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,590	1,449,205
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	420	378,655
Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(4)	4,000	2,199,880
Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(4)	3,674	3,416,953
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,810	2,511,831
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,250	1,043,025
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(2)	860	514,719
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(2)	2,000	1,197,020
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,265	4,265,512
Virginia Housing Development Authority, (AMT), Variable Rate, 19.325%, 10/1/35(4)(6)(7)	1,300	1,162,135

		$22,300,575

Industrial Development Revenue — 15.3%

ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,865	$1,556,025
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,685	2,775,189
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,500	2,454,350
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,150	1,990,621
Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,900	3,907,137
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,344,799
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	6,977,158
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	6,300	5,490,765
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,750	2,638,708
Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	3,250	3,252,600
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,500	6,800,550

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$2,525	$2,123,323
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	535	485,432
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,095	9,186,046
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,000	2,847,090
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,027,549
New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 7.625%, 8/1/25	6,000	6,223,740
New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 7.75%, 8/1/31	4,560	4,755,715
New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 8.00%, 8/1/28	1,000	1,054,190
New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 8.50%, 8/1/28	5,995	6,181,924
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	7,038,306
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,144,977
West Virginia Economic Development Authority, (Appalachian Power Co.), 5.375%, 12/1/38	2,015	1,817,812

		$91,074,006

Insured – Electric Utilities — 1.2%

Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$7,810	$7,219,017

		$7,219,017

Insured – General Obligations — 1.0%

Clark County, NV, (AMBAC), 2.50%, 11/1/36	$8,105	$4,761,525
Geary County, KS, (XLCA), 3.50%, 9/1/30	1,615	1,246,861

		$6,008,386

Insured – Hospital — 1.2%

California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$7,300	$7,309,432

		$7,309,432

Insured – Lease Revenue / Certificates of Participation — 0.2%

Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$1,765	$1,338,664

		$1,338,664

Insured – Other Revenue — 2.3%

Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$2,894,139
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	2,394,100
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	2,057,146
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	5,650	6,150,251

		$13,495,636

Insured – Special Tax Revenue — 2.2%

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$8,356,205
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	30,000	3,385,200
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	515	53,766
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	9,325	895,853
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	5,460	483,920

		$13,174,944

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Student Loan — 2.8%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$7,695	$7,760,792
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	11,055	9,198,313

		$16,959,105

Insured – Transportation — 6.8%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$2,664,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	3,267,200
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	826,593
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	382,791
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	7,649,200
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	20,335	3,246,483
San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	3,240	2,859,916
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,164,729
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	19,910	7,667,739
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	20,000	5,021,200

		$40,750,451

Lease Revenue / Certificates of Participation — 3.6%

Greenville County, SC, School District, 5.00%, 12/1/24(1)	$21,000	$21,212,310

		$21,212,310

Nursing Home — 0.9%

Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,175	$2,175,739
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	1,050	830,456
Westmoreland County, PA, Industrial Development Authority, (Highland Health System, Inc.), 9.25%, 6/1/22	2,570	2,037,265

		$5,043,460

Other Revenue — 12.4%

Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,120,376
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,290	1,259,440
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	685,972
Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	112,970	1,777,018
California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	8,000	132,000
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,355	5,110,500
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	45,000	916,650
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	863,698
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	4,672,560
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,200	7,110,792
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	14,000	9,047,780
Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	5,900	143,016
Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	17,500	10,313,450
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	410	399,451
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,160	1,040,566

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Other Revenue (continued)

Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	$250	$216,520
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,605	1,271,866
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	1,726	1,369,875
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,135	2,667,540
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	7,479,360
Seminole Tribe, FL, 5.50%, 10/1/24(4)	6,135	5,509,905
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,295	4,434,716
Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	22,830	335,373
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	8,955	6,157,906

		$74,036,330

Senior Living / Life Care — 7.3%

California Statewide Communities Development Authority, (Senior Living – Presbyterian Homes), 4.75%, 11/15/26	$1,575	$1,312,243
California Statewide Communities Development Authority, (Senior Living – Presbyterian Homes), 4.875%, 11/15/36	6,000	4,657,740
Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	3,000	1,575,540
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	4,150	3,268,125
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,710	2,322,714
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	5,794,990
Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	7,000	5,579,350
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,600	2,081,950
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	3,185	3,005,462
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	1,085	787,569
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,560	1,013,548
North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	7,315	1,947,838
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(2)	3,475	1,857,144
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	464,836
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,135,869
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	4,822,654
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,140,650

		$43,768,222

Solid Waste — 0.9%

Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,609,383

		$5,609,383

Special Tax Revenue — 7.2%

Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,260	$910,841
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	181	116,361
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,250	4,045,312
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,445	2,587,712
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	19,980	21,105,074

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	$550	$309,760
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	487,918
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	835	665,487
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	1,085	415,598
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	1,005	10
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,235	1,800,695
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	6,195	2,827,956
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	2,350	1,129,622
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(2)	3,650	1,054,120
University Square, FL, Community Development District, 5.875%, 5/1/38	1,845	1,518,878
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	3,518,459

		$42,493,803

Transportation — 7.9%

Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$290	$244,682
Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	740	701,313
Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,080	969,840
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	7,640	6,715,789
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,090,100
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	6,677,885
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	383,169
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	760,950
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	4,980	4,499,480
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,025	5,056,708
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,990	10,158,331
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	3,699,859
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,420,362
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	950,120
Walker Field Public Airport Authority, CO, 5.00%, 12/1/22	1,040	1,003,891

		$47,332,479

Water and Sewer — 1.0%

Massachusetts Water Resources Authority, 4.00%, 8/1/46	$7,635	$6,167,324

		$6,167,324

Total Tax-Exempt Investments — 111.8%
(identified cost $766,527,459)		$666,952,760

Other Assets, Less Liabilities — (11.8)%		$(70,285,952)

Net Assets — 100.0%		$596,666,808

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Portfolio of Investments — continued

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance, Inc.

At January 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.0%
New York	12.8%
Massachusetts	11.7%
Others, representing less than 10% individually	74.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2011, 15.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 5.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).
(2)	Defaulted bond.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $50,658,095 or 8.5% of the Fund’s net assets.
(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.
(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2011.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Statement of Assets and Liabilities

Assets	January 31, 2011

Investments, at value (identified cost, $766,527,459)	$666,952,760
Cash	4,396,213
Interest receivable	9,964,053
Receivable for investments sold	2,559,131
Receivable for Fund shares sold	1,263,446
Receivable for variation margin on open financial futures contracts	278,297

Total assets	$685,413,900

Liabilities

Payable for floating rate notes issued	$81,967,000
Payable for investments purchased	2,305,887
Payable for Fund shares redeemed	2,133,193
Distributions payable	1,341,262
Payable to affiliates:
Investment adviser fee	309,908
Distribution and service fees	228,201
Interest expense and fees payable	159,370
Accrued expenses	302,271

Total liabilities	$88,747,092

Net Assets	$596,666,808

Sources of Net Assets

Paid-in capital	$926,011,979
Accumulated net realized loss	(232,255,993)
Accumulated undistributed net investment income	1,938,370
Net unrealized depreciation	(99,027,548)

Net Assets	$596,666,808

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Statement of Assets and Liabilities — continued

Class A Shares	January 31, 2011

Net Assets	$361,170,671
Shares Outstanding	48,736,629
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.41
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.78

Class B Shares

Net Assets	$31,379,842
Shares Outstanding	4,248,154
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.39

Class C Shares

Net Assets	$139,798,339
Shares Outstanding	20,386,498
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.86

Class I Shares

Net Assets	$64,317,956
Shares Outstanding	8,671,730
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.42

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Statement of Operations

Year Ended
Investment Income	January 31, 2011

Interest	$49,841,169

Total investment income	$49,841,169

Expenses

Investment adviser fee	$4,157,931
Distribution and service fees
Class A	1,164,830
Class B	402,523
Class C	1,638,029
Trustees’ fees and expenses	23,723
Custodian fee	263,781
Transfer and dividend disbursing agent fees	317,324
Legal and accounting services	90,529
Printing and postage	46,217
Registration fees	76,823
Interest expense and fees	882,591
Miscellaneous	228,550

Total expenses	$9,292,851

Deduct —
Reduction of custodian fee	$3,536

Total expense reductions	$3,536

Net expenses	$9,289,315

Net investment income	$40,551,854

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(12,390,069)
Financial futures contracts	(3,773,848)
Swap contracts	(3,143,869)

Net realized loss	$(19,307,786)

Change in unrealized appreciation (depreciation) —
Investments	$(19,636,060)
Financial futures contracts	22,639
Swap contracts	(1,110,987)

Net change in unrealized appreciation (depreciation)	$(20,724,408)

Net realized and unrealized loss	$(40,032,194)

Net increase in net assets from operations	$519,660

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Statements of Changes in Net Assets

	Year Ended January 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$40,551,854	$43,181,965
Net realized loss from investment transactions, financial futures contracts and swap contracts	(19,307,786)	(29,644,865)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(20,724,408)	160,726,183

Net increase in net assets from operations	$519,660	$174,263,283

Distributions to shareholders —
From net investment income
Class A	$(28,132,469)	$(30,493,091)
Class B	(2,135,592)	(2,804,695)
Class C	(8,702,611)	(8,649,668)
Class I	(2,690,308)	(738,367)

Total distributions to shareholders	$(41,660,980)	$(42,685,821)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$73,567,607	$125,707,294
Class B	3,607,228	4,294,683
Class C	27,614,149	34,852,479
Class I	61,720,973	28,335,552
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	15,868,746	17,118,212
Class B	1,027,704	1,223,384
Class C	4,355,878	4,178,526
Class I	1,222,861	168,295
Cost of shares redeemed
Class A	(191,666,865)	(167,248,632)
Class B	(10,114,971)	(8,673,566)
Class C	(44,617,028)	(29,386,636)
Class I	(22,664,641)	(5,575,685)
Net asset value of shares exchanged
Class A	7,458,422	6,209,428
Class B	(7,458,422)	(6,209,428)

Net increase (decrease) in net assets from Fund share transactions	$(80,078,359)	$4,993,906

Net increase (decrease) in net assets	$(121,219,679)	$136,571,368

Net Assets

At beginning of year	$717,886,487	$581,315,119

At end of year	$596,666,808	$717,886,487

Accumulated undistributed net investment income included in net assets

At end of year	$1,938,370	$2,050,904

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Statement of Cash Flows

Year Ended
Cash Flows From Operating Activities	January 31, 2011

Net increase in net assets from operations	$519,660
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(94,810,842)
Investments sold	195,792,604
Net amortization/accretion of premium (discount)	(4,714,475)
Decrease in interest receivable	2,014,560
Increase in receivable for investments sold	(2,454,535)
Increase in receivable for variation margin on open financial futures contracts	(278,297)
Decrease in receivable for open swap contracts	1,110,987
Increase in payable for investments purchased	2,305,887
Decrease in payable for when-issued securities	(322,176)
Decrease in payable for variation margin on open financial futures contracts	(290,719)
Decrease in payable to affiliate for investment adviser fee	(68,864)
Decrease in payable to affiliate for distribution and service fees	(51,076)
Decrease in interest expense and fees payable	(6,129)
Increase in accrued expenses	21,549
Net change in unrealized (appreciation) depreciation from investments	19,636,060
Net realized loss from investments	12,390,069

Net cash provided by operating activities	$130,794,263

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$166,172,235
Fund shares redeemed	(269,064,868)
Distributions paid, net of reinvestments	(19,465,454)
Repayment of secured borrowings	(15,600,000)

Net cash used in financing activities	$(137,958,087)

Net decrease in cash	$(7,163,824)

Cash at beginning of year	$11,560,037

Cash at end of year	$4,396,213

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$22,475,189
Cash paid for interest and fees	$888,720

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Financial Highlights

	Class A

	Year Ended January 31,

	2011	2010	2009	2008		2007

Net asset value — Beginning of year	$7.900	$6.440	$9.780	$10.730		$10.240

Income (Loss) From Operations

Net investment income(1)	$0.472	$0.488	$0.504	$0.490		$0.515
Net realized and unrealized gain (loss)	(0.479)	1.452	(3.351)	(0.955)		0.465

Total income (loss) from operations	$(0.007)	$1.940	$(2.847)	$(0.465)		$0.980

Less Distributions

From net investment income	$(0.483)	$(0.480)	$(0.493)	$(0.485)		$(0.490)

Total distributions	$(0.483)	$(0.480)	$(0.493)	$(0.485)		$(0.490)

Net asset value — End of year	$7.410	$7.900	$6.440	$9.780		$10.730

Total Return(2)	(0.35)%	31.04%	(29.94)%	(4.47)%		9.76%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$361,171	$481,346	$407,816	$788,563		$876,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.99%	1.00%	0.97%	0.86	%(3)	0.89%
Interest and fee expense(4)	0.12%	0.11%	0.35%	0.52%		0.52%
Total expenses before custodian fee reduction	1.11%	1.11%	1.32%	1.38	%(3)	1.41%
Expenses after custodian fee reduction excluding interest and fees	0.99%	1.00%	0.96%	0.85	%(3)	0.87%
Net investment income	5.90%	6.72%	5.97%	4.74%		4.88%
Portfolio Turnover	12%	22%	35%	43%		44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Financial Highlights — continued

	Class B

	Year Ended January 31,

	2011	2010	2009	2008		2007

Net asset value — Beginning of year	$7.880	$6.430	$9.750	$10.700		$10.210

Income (Loss) From Operations

Net investment income(1)	$0.410	$0.432	$0.440	$0.412		$0.438
Net realized and unrealized gain (loss)	(0.477)	1.448	(3.336)	(0.956)		0.463

Total income (loss) from operations	$(0.067)	$1.880	$(2.896)	$(0.544)		$0.901

Less Distributions

From net investment income	$(0.423)	$(0.430)	$(0.424)	$(0.406)		$(0.411)

Total distributions	$(0.423)	$(0.430)	$(0.424)	$(0.406)		$(0.411)

Net asset value — End of year	$7.390	$7.880	$6.430	$9.750		$10.700

Total Return(2)	(1.09)%	30.02%	(30.42)%	(5.20)%		8.97%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$31,380	$46,335	$46,123	$92,895		$126,916
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.74%	1.76%	1.72%	1.61	%(3)	1.64%
Interest and fee expense(4)	0.12%	0.11%	0.35%	0.52%		0.52%
Total expenses before custodian fee reduction	1.86%	1.87%	2.07%	2.13	%(3)	2.16%
Expenses after custodian fee reduction excluding interest and fees	1.74%	1.76%	1.71%	1.60	%(3)	1.62%
Net investment income	5.14%	5.99%	5.23%	4.00%		4.17%
Portfolio Turnover	12%	22%	35%	43%		44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Financial Highlights — continued

	Class C

	Year Ended January 31,

	2011	2010	2009	2008		2007

Net asset value — Beginning of year	$7.310	$5.970	$9.050	$9.930		$9.470

Income (Loss) From Operations

Net investment income(1)	$0.380	$0.401	$0.408	$0.382		$0.403
Net realized and unrealized gain (loss)	(0.437)	1.339	(3.095)	(0.885)		0.439

Total income (loss) from operations	$(0.057)	$1.740	$(2.687)	$(0.503)		$0.842

Less Distributions

From net investment income	$(0.393)	$(0.400)	$(0.393)	$(0.377)		$(0.382)

Total distributions	$(0.393)	$(0.400)	$(0.393)	$(0.377)		$(0.382)

Net asset value — End of year	$6.860	$7.310	$5.970	$9.050		$9.930

Total Return(2)	(1.02)%	29.92%	(30.40)%	(5.19)%		9.03%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$139,798	$162,425	$123,933	$244,680		$265,002
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.73%	1.75%	1.72%	1.61	%(3)	1.64%
Interest and fee expense(4)	0.12%	0.11%	0.35%	0.52%		0.52%
Total expenses before custodian fee reduction	1.85%	1.86%	2.07%	2.13	%(3)	2.16%
Expenses after custodian fee reduction excluding interest and fees	1.73%	1.75%	1.71%	1.60	%(3)	1.62%
Net investment income	5.14%	5.95%	5.23%	3.99%		4.13%
Portfolio Turnover	12%	22%	35%	43%		44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Financial Highlights — continued

	Class I

	Year Ended January 31,
				Period Ended
	2011	2010	2009	January 31, 2008(1)

Net asset value — Beginning of period	$7.910	$6.440	$9.780	$10.720

Income (Loss) From Operations

Net investment income(2)	$0.486	$0.505	$0.520	$0.358
Net realized and unrealized gain (loss)	(0.474)	1.461	(3.345)	(0.923)

Total income (loss) from operations	$0.012	$1.966	$(2.825)	$(0.565)

Less Distributions

From net investment income	$(0.502)	$(0.496)	$(0.515)	$(0.375)

Total distributions	$(0.502)	$(0.496)	$(0.515)	$(0.375)

Net asset value — End of period	$7.420	$7.910	$6.440	$9.780

Total Return(3)	(0.12)%	31.48%	(29.75)%	(5.33	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64,318	$27,780	$3,442	$2,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.74%	0.71%	0.61	%(5)
Interest and fee expense(6)	0.12%	0.11%	0.35%	0.52	%(5)
Total expenses before custodian fee reduction	0.85%	0.85%	1.06%	1.13	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.74%	0.70%	0.60	%(5)
Net investment income	6.10%	6.66%	6.57%	4.94	%(5)
Portfolio Turnover	12%	22%	35%	43	%(7)

(1)	For the period from the start of business, May 9, 2007, to January 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the year ended January 31, 2008.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to achieve high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $219,610,954 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2012 ($707,905), January 31, 2013 ($23,032,310), January 31, 2014 ($6,453,293), January 31, 2016 ($14,863,328), January 31, 2017 ($49,195,524), January 31, 2018 ($115,791,581) and January 31, 2019 ($9,567,013). In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital loss carryforwards, if any, created after January 31, 2011.

Additionally, at January 31, 2011, the Fund had a net capital loss of $12,305,537 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2012.

As of January 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended January 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2011, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $81,967,000 and $121,559,261, respectively. The range of interest rates on Floating Rate Notes outstanding at January 31, 2011 was 0.29% to 0.43%. For the year ended January 31, 2011, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $96,170,973 and 0.92%, respectively.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2011.

The Fund may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2011 and January 31, 2010 was as follows:

	Year Ended January 31,
	2011	2010

Distributions declared from:
Tax-exempt income	$40,929,134	$42,480,249
Ordinary income	$731,846	$205,572

During the year ended January 31, 2011, accumulated undistributed net investment income was increased by $996,592, accumulated net realized loss was decreased by $6,894,157 and paid-in capital was decreased by $7,890,749 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

As of January 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed income	$3,411,228
Capital loss carryforward and post October losses	$(231,916,491)
Net unrealized depreciation	$(99,498,646)
Other temporary differences	$(1,341,262)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the timing of recognizing distributions to shareholders, wash sales, futures contracts, inverse floaters, expenditures on defaulted bonds and accretion of market discount.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.350%	3.50%
$500 million but less than $750 million	0.325	3.25
$750 million but less than $1 billion	0.300	3.25
$1 billion but less than $1.5 billion	0.300	3.00

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the year ended January 31, 2011, the investment adviser fee amounted to $4,157,931, representing 0.58% of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended January 31, 2011, EVM earned $14,164 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received $97,237 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2011 amounted to $1,164,830 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended January 31, 2011, the Fund paid or accrued to EVD $301,892 and $1,228,522 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At January 31, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $22,571,000 and $29,089,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended January 31, 2011 amounted to $100,631 and $409,507 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended January 31, 2011, the Fund was informed that EVD received approximately $35,000, $66,000 and $22,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $94,810,842 and $195,792,604, respectively, for the year ended January 31, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,

Class A	2011	2010

Sales	9,278,323	17,530,257
Issued to shareholders electing to receive payments of distributions in Fund shares	1,990,362	2,352,466
Redemptions	(24,380,940)	(23,129,662)
Exchange from Class B shares	934,605	857,728

Net decrease	(12,177,650)	(2,389,211)

	Year Ended January 31,

Class B	2011	2010

Sales	454,519	586,423
Issued to shareholders electing to receive payments of distributions in Fund shares	129,342	169,001
Redemptions	(1,279,751)	(1,191,529)
Exchange to Class A shares	(937,393)	(859,340)

Net decrease	(1,633,283)	(1,295,445)

	Year Ended January 31,

Class C	2011	2010

Sales	3,735,971	5,132,783
Issued to shareholders electing to receive payments of distributions in Fund shares	591,016	619,501
Redemptions	(6,148,979)	(4,314,835)

Net increase (decrease)	(1,821,992)	1,437,449

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

	Year Ended January 31,

Class I	2011	2010

Sales	7,866,195	3,688,243
Issued to shareholders electing to receive payments of distributions in Fund shares	154,800	21,958
Redemptions	(2,862,534)	(731,279)

Net increase	5,158,461	2,978,922

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$684,484,406

Gross unrealized appreciation	$13,968,955
Gross unrealized depreciation	(113,467,601)

Net unrealized depreciation	$(99,498,646)

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2011.

10 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at January 31, 2011 is as follows:

Futures Contracts
					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

3/11	225 U.S. 10-Year Treasury Note	Short	$(26,942,963)	$(27,179,297)	$(236,334)

3/11	243 U.S. 30-Year Treasury Bond	Short	(30,095,360)	(29,311,875)	783,485

					$547,151

At January 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund entered into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures Contracts	$783,485	(1)	$(236,334	)(1)

Total	$783,485		$(236,334)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended January 31, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Futures Contracts	$(3,773,848)	$22,639
Interest Rate Swaps	(3,143,869)	(1,110,987)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Notes to Financial Statements — continued

The average notional amounts of future contracts and interest rate swaps outstanding during the year ended January 31, 2011, which are indicative of the volume of these derivative types, were approximately $28,338,000 and $12,308,000, respectively.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$666,952,760	$—	$666,952,760

Total Investments	$—	$666,952,760	$—	$666,952,760

Futures Contracts	$783,485	$—	$—	$783,485

Total	$783,485	$666,952,760	$—	$667,736,245

Liability Description

Futures Contracts	$(236,334)	$—	$—	$(236,334)

Total	$(236,334)	$—	$—	$(236,334)

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance High Yield
Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2011, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance High Yield Municipal Income Fund as of January 31, 2011, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 17, 2011

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Fund designates 98.24% of dividends from net investment income as an exempt-interest dividend.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (formerly Eaton Vance High Yield Municipals Fund) (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2009 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corporation, “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex	Other
Name and	with the	Length of	During Past Five Years	Overseen By	Directorships Held During the Last
Year of Birth	Trust	Service	and Other Relevant Experience	Trustee(1)	Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	175	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	175	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	175	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Management and Organization — continued

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex	Other
Name and	with the	Length of	During Past Five Years	Overseen By	Directorships Held During the Last
Year of Birth	Trust	Service	and Other Relevant Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	175	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	175	None

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	175	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	175	None

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Management and Organization — continued

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex	Other
Name and	with the	Length of	During Past Five Years	Overseen By	Directorships Held During the Last
Year of Birth	Trust	Service	and Other Relevant Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	175	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 1959	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Brian C. Barney 1979	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and portfolio manager, M.D. Sass Investors Services, Inc. (2001-2009). Officer of 5 registered investment companies managed by EVM or BMR.

Craig R. Brandon 1966	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 47 registered investment companies managed by EVM or BMR.

Brian D. Clouser 1983	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and portfolio manager, M.D. Sass Investors Services, Inc. (2006-2009) and Analytics Consultant and Training Specialist at Bloomberg LP (2005-2006). Officer of 5 registered investment companies managed by EVM or BMR.

Joseph M. Davolio 1979	Vice President	Since 2010	Vice President of EVM and BMR. Previously, portfolio manager, M.D. Sass Investors Services, Inc. (2005-2009). Officer of 5 registered investment companies managed by EVM or BMR.

James H. Evans 1959	Vice President	Since 2008	Vice President of EVM and BMR. Formerly, Senior Vice President and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass Investors Services, Inc. (1990-2008). Officer of 23 registered investment companies managed by EVM or BMR.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

Management and Organization — continued

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Christopher J. Harshman 1970	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and senior trader in the municipal products group at Wachovia Bank, NA (2004-2009). Officer of 5 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 1958	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 52 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
High Yield Municipal Income Fund

January 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Offices of the Fund
Eaton Vance High Yield Municipal Income Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

416-3/11	HYSRC

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund Annual Report January 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Annual Report January 31, 2011
Eaton Vance
Tax-Advantaged Bond Strategies
Long Term Fund

Management’s Discussion of Fund Performance	2
Performance Information	4
Portfolio Composition	5
Endnotes and Additional Disclosures	6
Fund Expenses	7
Financial Statements	8
Federal Tax Information	24
Board of Trustees’ Contract Approval	25
Management and Organization	29
Important Notices	33

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
January 31, 2011
Management’s Discussion of Fund Performance

Portfolio Managers James H. Evans, CFA, Lead Portfolio Manager; Joseph M. Davolio, Co-Portfolio Manager; Christopher J. Harshman, Co-Portfolio Manager
Economic and Market Conditions
The U.S. economy continued its slow recovery during the fiscal year ending January 31, 2011, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. Unemployment stood at 9.0% as of January 31, 2011, down slightly from the previous month. In addition, it remained difficult to find signs of strength in the housing market as the period came to a close.
Municipal bond performance was only slightly positive for the fiscal year. For much of the year, munis performed admirably, benefiting from concerns about the strength of the economic recovery, which caused investors to favor less risky investments such as municipals. Third-quarter 2010 performance was particularly strong, as the municipal market was bolstered by very light issuance and sustained demand. In the final four months of the period, however, a significant technical dislocation occurred, in which strong municipal supply met with weak demand, driving prices down (and yields up). Municipal issuers increased new issuance on concerns over the potential for higher yields in 2011 and uncertainty over the extension of the Build America Bond program, which expired on December 31, 2010.
Against this backdrop, the Barclays Capital Municipal Bond Index1 gained 1.10% for the 12 months ending January 31, 2011. For the same period, longer-term high-yield munis, as measured by the Barclays Capital High Yield Long (22+) Municipal Bond Index returned 3.04%. Intermediate-maturity bonds, represented by the 7-year segment of the Index, gained 3.29% for the same period, while shorter-maturity bonds in the 5-year segment of the Index returned 2.44%.
Management Discussion
The Fund’s performance reflects two distinct time frames. The period from February 1, 2010, to the end of October 2010 saw declining interest rates, with the yield on the 10-Year U.S. Treasury falling from 3.59% to 2.60% at the end of October. The second period, which was from November 2010 to January 31, 2011, saw U.S. 10-Year Treasury rates increase to 3.37%. Yields on municipal securities followed a similar path. The yield on 10-Year AAA municipal securities fell from 2.98% at the end of January 2010 to 2.51% by the end of October and then moved up to 3.31% by January 31, 2011. At period end, the yield on AAA municipal securities was equal to 98% of the yield on U.S. Treasuries for maturities ten years and longer. The Fund’s performance reflected the interest rate environment and was strongly positive for the first three quarters but negative in the 4th quarter and ultimately positive for the full year. At January 31, 2011, municipal securities offered attractive after-tax yields relative to U.S. Treasuries.
The Fund outperformed both its benchmark, the Barclays Capital 10+ Year Managed Money Index, and the broad municipal bond market, as measured by the Barclays Capital Municipal Bond Index, for the year ending January 31, 2011.
The primary sources of outperformance were relative value trading and a widening of credit spreads at the longer end of the yield curve. As the Fund has almost twice as much of its holdings at January 31, 2011, in AAA-rated securities as compared to the Index (38% vs. 20%), its relative performance benefited from the more than 100 basis-point outperformance of AAA versus AA securities in the Index. Security selection and yield curve positioning were also positive contributors to the Fund’s performance relative to the Index. The Fund’s yield curve positioning was beneficial as the yield curve steepened during the latter part of the period, with yields on shorter-maturity bonds, where the Fund was overweighted, rising less than longer-maturity bonds.
See Endnotes and Additional Disclosures on page 6.

2

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
January 31, 2011
Management’s Discussion of Fund Performance

Looking ahead, it appears there will continue to be significant challenges for many state and local governments due to severe budget shortfalls caused by reduced tax revenues and higher costs as well as unfunded pension and healthcare liabilities. While these developments bear close watching, management will continue to apply its long-term perspective and will maintain its focus on actively managing the Fund using an after-tax, total return investment approach. In today’s municipal marketplace, we believe this approach with its strong reliance on high quality securities, relative valuation, and market experience has the potential to serve tax-sensitive investors well over the long term.

Total Return Performance at Net Asset Value (NAV) 2/1/10 – 1/31/11

Class A2	3.21%
Class C2	2.44
Class I2	3.47
Barclays Capital 10+ Year Managed Money Index[1]	-0.57*
Barclays Capital 15 Year Municipal Bond Index[1]	0.91*

See page 4 for more performance information.

* Source: Bloomberg L.P.; Lipper. Reflects total return performance from 1/31/10 - 1/31/11.
See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
January 31, 2011
Performance Information2

	Class A	Class C	Class I
Symbol	EALTX	ECLTX	EILTX
Inception Dates	2/1/10	2/1/10	2/1/10

Cumulative Total Returns at NAV

One Year	3.21%	2.44%	3.47%
Since Inception	3.21	2.44	3.47

SEC Cumulative Total Returns with maximum sales charge

One Year	-1.70%	1.46%	3.47%
Since Inception	-1.70	1.46	3.47

Maximum Sales Charge	4.75%	1.00%	N.A.

Performance of $250,0003

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	2/1/10	$258,033	$245,745

Class C	2/1/10	$256,104	$253,651

Performance of $10,000[3]

Class A	2/1/10	$10,321	$9,830

Class C	2/1/10	$10,244	$10,146

See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
January 31, 2011
Performance Information (continued)

Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I

Gross Expense Ratio	1.15%	1.90%	0.90%
Net Expense Ratio	0.95	1.70	0.70

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[5]	2.93%	2.19%	3.22%
SEC 30-day Yield[6]	3.22	2.62	3.63

Relative Performance 1/31/10 - 1/31/11[1]

Barclays Capital 10+ Year Managed Money Index	-0.57%*
Barclays Capital 15 Year Municipal Bond Index	0.91*

* Source: Bloomberg L.P.
Portfolio Composition

Rating Distribution7 (by total investments)

See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
January 31, 2011
Endnotes and Additional Disclosures

1.	It is not possible to invest directly in an Index. Total returns shown for an Index do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclay’s Capital High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. The Barclays Capital 10+ Year Managed Money Index is an unmanaged, tax-exempt bond market index that measures the 10+ year duration component of the Barclays Capital Managed Money Municipal Bond Index. The Barclays Capital 15 Year Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities ranging from 14-16 years.

2.	Returns are cumulative since inception. Cumulative Total Returns are shown at NAV and do not include the applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Cumulative Total Returns for Class C reflect a 1% contingent deferred sales charge for the first year. Class I shares are offered at NAV.

3.	The hypothetical performance in the line graph and the total returns in the table do not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

4.	Source: Prospectus dated 2/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through May 31, 2013. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

5.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period.

6.	Fund SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

7.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
The views expressed throughout this report are those of portfolio management and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

6

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 – January 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual
Class A	$1,000.00	$981.70	$4.75	**
Class C	$1,000.00	$978.00	$8.48	**
Class I	$1,000.00	$982.90	$3.50	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.84	**
Class C	$1,000.00	$1,016.60	$8.64	**
Class I	$1,000.00	$1,021.70	$3.57	**

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010.

**	Absent an allocation of expenses to the investment adviser and administrator, expenses would be higher.

7

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 95.8%

	Principal Amount
Security	(000’s omitted)	Value

Education — 12.4%

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/25	$50	$53,023
Rhode Island Health & Educational Building Corp., (Brown University), 5.00%, 9/1/37	80	79,589
University of California, 5.125%, 5/15/29	80	81,345
Washington State University, 5.00%, 4/1/32	65	64,367

		$278,324

General Obligations — 38.5%

Commonwealth of Massachusetts, 5.00%, 9/1/32	$50	$50,139
Dallas, TX, Independent School District, 6.25%, 2/15/24	85	96,860
East Hampton, NY, Union Free School District, 4.00%, 6/1/30	80	71,388
Florida, Board of Education, 5.00%, 6/1/27	50	51,138
Keller, TX, Independent School District, 5.25%, 2/15/30	50	50,571
Lake County, IL, Community Consolidated School District, 5.75%, 1/1/31(1)	100	97,112
Las Vegas Valley Water District, NV, 5.00%, 6/1/22	75	78,340
Leander, TX, Independent School District, 0.00%, 8/15/23	100	54,851
Loudoun County, VA, 5.00%, 12/1/22	50	56,015
Nevada, 5.00%, 6/1/29	100	96,049
North Carolina, 5.00%, 5/1/21	50	56,534
Norwalk, CT, 4.00%, 7/1/21	50	52,317
Prince George’s County, MD, 5.00%, 7/15/23	50	53,164

		$864,478

Special Tax Revenue — 4.5%

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	$100	$102,150

		$102,150

Transportation — 2.1%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/39	$50	$46,947

		$46,947

Utilities — 4.5%

Colorado Springs, CO, 5.25%, 11/15/33	$100	$101,568

		$101,568

Water and Sewer — 33.8%

Charleston, SC, Water and Sewer Revenue, 5.00%, 1/1/29	$100	$103,515
Columbia County, GA, Water and Sewer Revenue, 4.00%, 6/1/30	50	41,953
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/36	50	49,536
Fayetteville, NC, Public Works Commission, 5.00%, 3/1/31	50	49,903
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/32	50	50,038
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	27,917
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/43	175	177,585
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	50	55,491
Seattle, WA, Water System, 5.25%, 2/1/33	200	203,810

		$759,748

Total Tax-Exempt Investments — 95.8%
(identified cost $2,222,754)		$2,153,215

Other Assets, Less Liabilities — 4.2%		$94,989

Net Assets — 100.0%		$2,248,204

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Portfolio of Investments — continued

At January 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	21.7%
Washington	11.9%
California	10.1%
Others, representing less than 10% individually	52.1%

(1)	When-issued security.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Statement of Assets and Liabilities

Assets	January 31, 2011

Investments, at value (identified cost, $2,222,754)	$2,153,215
Cash	194,741
Interest receivable	23,394
Receivable from affiliate	18,992

Total assets	$2,390,342

Liabilities

Payable for when-issued securities	$97,112
Payable for Fund shares redeemed	17
Distributions payable	4,797
Payable to affiliates:
Investment adviser and administration fee	1,159
Distribution and service fees	185
Accrued expenses	38,868

Total liabilities	$142,138

Net Assets	$2,248,204

Sources of Net Assets

Paid-in capital	$2,318,492
Accumulated distributions in excess of net realized gain	(921)
Accumulated undistributed net investment income	172
Net unrealized depreciation	(69,539)

Net Assets	$2,248,204

Class A Shares

Net Assets	$148,688
Shares Outstanding	15,161
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.81
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.30

Class C Shares

Net Assets	$141,134
Shares Outstanding	14,389
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.81

Class I Shares

Net Assets	$1,958,382
Shares Outstanding	199,684
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Statement of Operations

Year Ended
Investment Income	January 31, 2011

Interest	$70,128

Total investment income	$70,128

Expenses

Investment adviser and administration fee	$11,775
Distribution and service fees
Class A	211
Class C	1,000
Trustees’ fees and expenses	571
Custodian fee	15,728
Transfer and dividend disbursing agent fees	781
Legal and accounting services	26,480
Printing and postage	10,289
Registration fees	77,253
Miscellaneous	11,894

Total expenses	$155,982

Deduct —
Reduction of custodian fee	$57
Allocation of expenses to affiliate	140,979

Total expense reductions	$141,036

Net expenses	$14,946

Net investment income	$55,182

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$56,593

Net realized gain	$56,593

Change in unrealized appreciation (depreciation) —
Investments	$(69,539)

Net change in unrealized appreciation (depreciation)	$(69,539)

Net realized and unrealized loss	$(12,946)

Net increase in net assets from operations	$42,236

See Notes to Financial Statements.
11

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Statement of Changes in Net Assets

Year Ended
Increase (Decrease) in Net Assets	January 31, 2011

From operations —
Net investment income	$55,182
Net realized gain from investment transactions	56,593
Net change in unrealized appreciation (depreciation) from investments	(69,539)

Net increase in net assets from operations	$42,236

Distributions to shareholders —
From net investment income
Class A	$(2,260)
Class C	(1,884)
Class I	(51,034)
From net realized gain
Class A	(3,143)
Class C	(5,294)
Class I	(49,096)

Total distributions to shareholders	$(112,711)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$150,693
Class C	261,950
Class I	2,012,300
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,859
Class C	6,590
Class I	7,633
Cost of shares redeemed
Class A	(1,042)
Class C	(109,245)
Class I	(15,059)

Net increase in net assets from Fund share transactions	$2,318,679

Net increase in net assets	$2,248,204

Net Assets

At beginning of year	$—

At end of year	$2,248,204

Accumulated undistributed net investment income included in net assets

At end of year	$172

See Notes to Financial Statements.
12

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Financial Highlights

Class A
Year Ended
January 31, 2011

Net asset value — Beginning of year	$10.000

Income (Loss) From Operations

Net investment income	$0.268
Net realized and unrealized gain	0.056 (1)

Total income from operations	$0.324

Less Distributions

From net investment income	$(0.267)
From net realized gain	(0.247)

Total distributions	$(0.514)

Net asset value — End of year	$9.810

Total Return(2)	3.21%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$149
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	0.95%
Net investment income	2.65%
Portfolio Turnover	200%

(1)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator subsidized certain operating expenses equal to 7.17% of average daily net assets for the year ended January 31, 2011. Absent this subsidy, total return would be lower.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.
13

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Financial Highlights — continued

Class C
Year Ended
January 31, 2011

Net asset value — Beginning of year	$10.000

Income (Loss) From Operations

Net investment income	$0.192
Net realized and unrealized gain	0.056 (1)

Total income from operations	$0.248

Less Distributions

From net investment income	$(0.191)
From net realized gain	(0.247)

Total distributions	$(0.438)

Net asset value — End of year	$9.810

Total Return(2)	2.44%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$141
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.70%
Net investment income	1.88%
Portfolio Turnover	200%

(1)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator subsidized certain operating expenses equal to 7.17% of average daily net assets for the year ended January 31, 2011. Absent this subsidy, total return would be lower.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.
14

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Financial Highlights — continued

Class I
Year Ended
January 31, 2011

Net asset value — Beginning of year	$10.000

Income (Loss) From Operations

Net investment income	$0.294
Net realized and unrealized gain	0.056 (1)

Total income from operations	$0.350

Less Distributions

From net investment income	$(0.293)
From net realized gains	(0.247)

Total distributions	$(0.540)

Net asset value — End of year	$9.810

Total Return(2)	3.47%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,958
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	0.70%
Net investment income	2.86%
Portfolio Turnover	200%

(1)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator subsidized certain operating expenses equal to 7.17% of average daily net assets for the year ended January 31, 2011. Absent this subsidy, total return would be lower.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.
15

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on February 1, 2010. The Fund’s investment objective is after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital

16

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Notes to Financial Statements — continued

gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2011, the Fund had a net capital loss of $916, attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2012.

As of January 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial year of operations from February 1, 2010 to January 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary

17

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Notes to Financial Statements — continued

settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended January 31, 2011 was as follows:

Year Ended
January 31, 2011

Distributions declared from:
Tax-exempt income	$55,198
Ordinary income	$57,513

During the year ended January 31, 2011, accumulated distributions in excess of net realized gain was decreased by $19, accumulated undistributed net investment income was increased by $168 and paid-in capital was decreased by $187 due to differences between book and tax accounting, primarily for accretion of market discount, non-deductible expenses and dividend redesignations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed income	$4,969
Post October losses	$(916)
Net unrealized depreciation	$(69,544)
Other temporary differences	$(4,797)

18

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount and the timing of recognizing distributions to shareholders.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the year ended January 31, 2011, the investment adviser and administration fee amounted to $11,775 or 0.60% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2013. Pursuant to this agreement, EVM was allocated $140,979 of the Fund’s operating expenses for the year ended January 31, 2011. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended January 31, 2011, EVM earned $24 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $741 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2011. EVD also received distribution and services fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2011 amounted to $211 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2011, the Fund paid or accrued to EVD $750 for Class C shares, representing 0.75% of the average daily net assets of Class C shares.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service

19

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Notes to Financial Statements — continued

fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2011 amounted to $250 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended January 31, 2011, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,071,757 and $3,894,608, respectively, for the year ended January 31, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Year Ended
Class A	January 31, 2011

Sales	14,773
Issued to shareholders electing to receive payments of distributions in Fund shares	487
Redemptions	(99)

Net increase	15,161

Year Ended
Class C	January 31, 2011

Sales	24,977
Issued to shareholders electing to receive payments of distributions in Fund shares	662
Redemptions	(11,250)

Net increase	14,389

20

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Notes to Financial Statements — continued

Year Ended
Class I	January 31, 2011

Sales	200,395
Issued to shareholders electing to receive payments of distributions in Fund shares	774
Redemptions	(1,485)

Net increase	199,684

At January 31, 2011, EVM and another shareholder owned 52% and 23%, respectively, of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,222,759

Gross unrealized appreciation	$7,644
Gross unrealized depreciation	(77,188)

Net unrealized depreciation	$(69,544)

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2011.

21

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Notes to Financial Statements — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$2,153,215	$—	$2,153,215

Total Investments	$—	$2,153,215	$—	$2,153,215

22

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of January 31, 2011, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 17, 2011

23

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Fund designates 100% of dividends from net investment income as an exempt-interest dividend.

24

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 19, 2009, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement (the “Agreement”) of the Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund at its October 19, 2009 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

25

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity plans and disaster recovery of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and the Fund’s accountants by the Adviser (which is also the administrator); and
•	The terms of the Agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Agreement between the Fund and the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the Agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. In particular, the Board considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund, and their experience relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. In this regard, the Board considered the performance results previously achieved by such investment professionals in managing other accounts using investment strategies and techniques similar to those to be used in managing the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid by the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to the Fund’s matters by senior management.

26

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the Agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees as compared to a group of similarly managed funds as well as the Fund’s estimated expense ratio for a one-year period. The Board considered the fact that the Adviser had agreed to waive fees for the Fund for a three year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

27

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that the structure of the advisory fee, which includes breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to share such benefits equitably.

28

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Management and Organization (Unaudited)

Fund Management.  The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corporation, “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust	175	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration	175	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007)	175	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

29

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Management and Organization (Unaudited) — continued

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981)	175	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990)	175	None

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998)	175	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas	175	None

30

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Management and Organization (Unaudited) — continued

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006)	175	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR

William H. Ahern, Jr. 1959	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR

Brian C. Barney 1979	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and portfolio manager, M.D. Sass Investors Services, Inc. (2001-2009). Officer of 5 registered investment companies managed by EVM or BMR

Craig R. Brandon 1966	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 47 registered investment companies managed by EVM or BMR

Brian D. Clouser 1983	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and portfolio manager, M.D. Sass Investors Services, Inc. (2006-2009) and Analytics Consultant and Training Specialist at Bloomberg LP (2005-2006). Officer of 5 registered investment companies managed by EVM or BMR

Joseph M. Davolio 1979	Vice President	Since 2010	Vice President of EVM and BMR. Previously, portfolio manager, M.D. Sass Investors Services, Inc. (2005-2009). Officer of 5 registered investment companies managed by EVM or BMR

31

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

Management and Organization (Unaudited) — continued

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

James H. Evans 1959	Vice President	Since 2008	Vice President of EVM and BMR. Formerly, Senior Vice President and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass Investors Services, Inc. (1990-2008). Officer of 23 registered investment companies managed by EVM or BMR

Christopher J. Harshman 1970	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and senior trader in the municipal products group at Wachovia Bank, NA (2004-2009). Officer of 5 registered investment companies managed by EVM or BMR

Thomas M. Metzold 1958	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 52 registered investment companies managed by EVM or BMR

Adam A. Weigold 1975	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

32

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

January 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Offices of the Fund
Eaton Vance Tax-Advantaged Bond Strategies
Long Term Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4734-3/11	TABS-LTSRC

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund Annual Report
January 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Annual Report January 31, 2011
Eaton Vance
Tax-Advantaged Bond Strategies
Intermediate Term Fund

Management’s Discussion of Fund Performance	2
Performance Information	4
Portfolio Composition	5
Endnotes and Additional Disclosures	6
Fund Expenses	7
Financial Statements	8
Federal Tax Information	24
Board of Trustees’ Contract Approval	25
Management and Organization	29
Important Notices	33

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
January 31, 2011
Management’s Discussion of Fund Performance

Portfolio Managers James H. Evans, CFA, Lead Portfolio Manager; Brian C. Barney, CFA, Co-Portfolio Manager; Christopher J. Harshman, Co-Portfolio Manager
Economic and Market Conditions
The U.S. economy continued its slow recovery during the fiscal year ending January 31, 2011, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. Unemployment stood at 9.0% as of January 31, 2011, down slightly from the previous month. In addition, it remained difficult to find signs of strength in the housing market as the period came to a close.
Municipal bond performance was only slightly positive for the fiscal year. For much of the year, munis performed admirably, benefiting from concerns about the strength of the economic recovery, which caused investors to favor less risky investments such as municipals. Third-quarter 2010 performance was particularly strong, as the municipal market was bolstered by very light issuance and sustained demand. In the final four months of the period, however, a significant technical dislocation occurred, in which strong municipal supply met with weak demand, driving prices down (and yields up). Municipal issuers increased new issuance on concerns over the potential for higher yields in 2011 and uncertainty over the extension of the Build America Bond program, which expired on December 31, 2010.
Against this backdrop, the Barclays Capital Municipal Bond Index1 gained 1.10% for the 12 months ending January 31, 2011. For the same period, longer-term high-yield munis, as measured by the Barclays Capital High Yield Long (22+) Municipal Bond Index returned 3.04%. Intermediate-maturity bonds, represented by the 7-year segment of the Index, gained 3.29% for the same period, while shorter-maturity bonds in the 5-year segment of the Index returned 2.44%.
Management Discussion
The Fund’s performance reflects two distinct time frames. The period from February 1, 2010, to the end of October 2010 saw declining interest rates, with the yield on the 10-Year U.S. Treasury falling from 3.59% to 2.60% at the end of October. The second period, which was from November 2010 to January 31, 2011, saw 10-Year U.S. Treasury rates increase to 3.37%. Yields on municipal securities followed a similar path. The yield on 10-Year AAA municipal securities fell from 2.98% at the end of January 2010 to 2.51% by the end of October and then moved up to 3.31% by January 31, 2011. At period end, the yield on AAA municipal securities was equal to 98% of the yield on U.S. Treasuries for maturities ten years and longer. The Fund’s performance reflected the interest rate environment and was strongly positive for the first three quarters but negative in the 4th quarter and ultimately positive for the full year. At January 31, 2011, municipal securities offered attractive after-tax yields relative to U.S. Treasuries.
The Fund outperformed both its benchmark, the Barclays Capital 1-17 Year Managed Money Index (the Index), and the broad municipal bond market, as measured by the Barclays Capital Municipal Bond Index, for the year ending January 31, 2011.
The primary sources of outperformance were security selection and relative value trading. The Fund also benefited from its yield curve positioning, as the Fund’s holdings at January 31, 2011, were concentrated in municipals with 8 to 12-year maturities. This portion of the yield curve was the best performing segment in terms of absolute total return during the period, as compared with both shorter (1-7 year) and longer (12+ year) maturities. The yield curve steepened dramatically as yields on 8-year AAA-rated municipals increased 15 basis points (0.15%) to yield 2.79%, while yields on 20-year AAA-rated municipals increased 74 basis points (0.74%) to yield 4.56% on January 31, 2011.
See Endnotes and Additional Disclosures on page 6.

2

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
January 31, 2011
Management’s Discussion of Fund Performance

Credit spreads did not have much of an impact on performance relative to the Index as AAA and AA rated issues performed very similarly during this period with total returns of 1.70% (AAA) and 1.63% (AA), respectively.
Looking ahead, it appears there will continue to be significant challenges for many state and local governments due to severe budget shortfalls caused by reduced tax revenues and higher costs as well as unfunded pension and healthcare liabilities. While these developments bear close watching, management will continue to apply its long-term perspective and will maintain its focus on actively managing the Fund using an after-tax, total return investment approach. In today’s municipal marketplace, we believe this approach with its strong reliance on high quality securities, relative valuation, and market experience has the potential to serve tax-sensitive investors well over the long term.

Total Return Performance at Net Asset Value (NAV) 2/1/10 – 1/31/11

Class A2	5.38%
Class C2	4.63
Class I2	5.62
Barclays Capital 1-17 Year Managed Money Index[1]	1.67	*
Barclays Capital 7 Year Municipal Bond Index[1]	3.29	*

See page 4 for more performance information.

* Source: Bloomberg L.P.; Lipper. Reflects total return performance for 1/31/10 - 1/31/11.
See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
January 31, 2011
Performance Information2

	Class A	Class C	Class I
Symbol	EITAX	EITCX	ETIIX
Inception Dates	2/1/10	2/1/10	2/1/10

Cumulative Total Returns at NAV

One Year	5.38%	4.63%	5.62%
Since Inception	5.38	4.63	5.62

SEC Cumulative Total Returns with maximum sales charge

One Year	3.01%	3.63%	5.62%
Since Inception	3.01	3.63	5.62

Maximum Sales Charge	2.25%	1.00%	N.A.

Performance of $250,0003

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	2/1/10	$263,443	$257,520

Class C	2/1/10	$261,579	$259,079

Performance of $10,000[3]

Class A	2/1/10	$10,538	$10,301

Class C	2/1/10	$10,463	$10,363

See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
January 31, 2011
Performance Information (continued)

Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I

Gross Expense Ratio	1.15%	1.90%	0.90%
Net Expense Ratio	0.95	1.70	0.70

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[5]	1.39%	0.71%	1.64%
SEC 30-day Yield[6]	1.79	1.13	2.07

Relative Performance 1/31/10 – 1/31/11[1]

Barclays Capital 1-17 Year Managed Money Index	1.67	%*
Barclays Capital 7 Year Municipal Bond Index	3.29	*

* Source: Bloomberg L.P.
Portfolio Composition

Rating Distribution7 (by total investments)

See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
January 31, 2011
Endnotes and Additional Disclosures

1.	It is not possible to invest directly in an Index. Total returns shown for an Index do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclay’s Capital High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. The Barclays Capital 1-17 Year Managed Money Index is an unmanaged, tax-exempt bond market index that measures the 1-17 year duration component of the Barclays Capital Managed Money Municipal Bond Index. The Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years.

2.	Returns are cumulative since inception. Cumulative Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Cumulative Total Returns for Class C reflect a 1% contingent deferred sales charge for the first year. Class I shares are offered at NAV.

3.	The hypothetical performance in the line graph and the total returns in the table do not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

4.	Source: Prospectus dated 2/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through May 31, 2013. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

5.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period.

6.	Fund SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

7.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
The views expressed throughout this report are those of portfolio management and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

6

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 – January 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual
Class A	$1,000.00	$992.80	$4.77	**
Class C	$1,000.00	$989.20	$8.52	**
Class I	$1,000.00	$993.90	$3.52	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.84	**
Class C	$1,000.00	$1,016.60	$8.64	**
Class I	$1,000.00	$1,021.70	$3.57	**

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010.
**	Absent an allocation of expenses to the investment adviser and administrator, expenses would be higher.

7

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 72.9%

	Principal Amount
Security	(000’s omitted)	Value

Education — 13.9%

Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/23	$1,730	$1,822,209
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/29	1,000	1,002,340
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/20	1,000	1,029,920
Tennessee School Bond Authority, 4.00%, 5/1/27	2,130	1,956,064
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/19	2,000	2,138,020

		$7,948,553

General Obligations — 37.8%

Bloomfield, CT, 4.00%, 10/15/20	$240	$250,094
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,055,480
Connecticut, 5.00%, 12/1/20	50	54,781
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	100	76,858
Florida Board of Education, 5.00%, 1/1/21	4,020	4,415,327
Frederick County, MD, 5.25%, 11/1/19	50	58,436
Georgia, 5.00%, 7/1/20	2,000	2,302,060
Groton, CT, 4.00%, 7/15/19	100	107,689
Gwinnett County, GA, School District, Prerefunded to 2/1/18, 5.00%, 2/1/25	2,550	2,934,616
Henrico County, VA, 5.00%, 8/1/17	75	87,250
Lake County, IL, Community Consolidated School District No. 50, 5.25%, 1/1/23(1)	1,000	1,015,340
Lake County, IL, Community Consolidated School District No. 50, 5.50%, 1/1/24(1)	500	511,435
Leander, TX, Independent School District, 0.00%, 8/15/21	3,890	2,425,687
Lynchburg, VA, 3.00%, 12/1/16	800	838,472
Lynchburg, VA, 4.00%, 12/1/21	1,340	1,384,233
Maryland, 5.00%, 8/1/20	50	55,470
Mecklenburg County, NC, 5.00%, 3/1/19	50	57,864
Minnesota, 5.00%, 12/1/20	50	56,822
New Braunfels, TX, Independent School District, 5.00%, 2/1/26(1)	1,720	1,800,186
North Carolina, 5.00%, 6/1/18	1,000	1,161,730
Richardson, TX, 5.00%, 2/15/20	50	56,546
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	23,046

		$21,729,422

Insured – General Obligations — 2.0%

Connecticut, (AMBAC), 5.25%, 6/1/20	$1,000	$1,148,310

		$1,148,310

Insured – Water and Sewer — 4.1%

Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,333,760

		$2,333,760

Other Revenue — 0.1%

New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/19	$50	$52,077

		$52,077

Special Tax Revenue — 5.1%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.25%, 2/1/21	$2,250	$2,290,972
Iowa, 4.00%, 6/1/19	625	657,744

		$2,948,716

Transportation — 3.5%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/31	$2,000	$2,000,520

		$2,000,520

Utilities — 0.1%

Foley, AL, Utilities Board, 4.00%, 11/1/16	$75	$82,053

		$82,053

See Notes to Financial Statements.
8

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Water and Sewer — 6.3%

Henrico County, VA, Water and Sewer System Revenue, 5.00%, 5/1/19	$50	$57,582
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/19	2,180	2,352,503
Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	75	77,732
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	52,724
New York, NY, Municipal Water Finance Authority, 5.50%, 6/15/21	50	56,281
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/30	1,000	1,008,620

		$3,605,442

Total Tax-Exempt Investments — 72.9%
(identified cost $43,476,026)		$41,848,853

Short-Term Investments — 12.2%

	Principal Amount
Security	(000’s omitted)	Value

Short-Term Investments – Tax-Exempt — 3.5%

Texas, 2.00%, 8/31/11	$2,000	$2,019,420

		$2,019,420

U.S. Treasury Obligations — 8.7%

U.S. Treasury Bill, 0.10%, 2/3/11	$5,000	$4,999,972

Total Short-Term Investments — 12.2%
(identified cost $7,018,889)		$7,019,392

Total Investments — 85.1%
(identified cost $50,494,915)		$48,868,245

Other Assets, Less Liabilities — 14.9%		$8,543,669

Net Assets — 100.0%		$57,411,914

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.

At January 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.2%
Virginia	10.0%
Others, representing less than 10% individually	55.2%

(1)	When-issued security.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Statement of Assets and Liabilities

Assets	January 31, 2011

Investments, at value (identified cost, $50,494,915)	$48,868,245
Cash	7,937,901
Interest receivable	413,419
Receivable for investments sold	3,090,606
Receivable for Fund shares sold	671,236

Total assets	$60,981,407

Liabilities

Payable for when-issued securities	$3,312,374
Payable for Fund shares redeemed	109,818
Distributions payable	73,956
Payable to affiliates:
Investment adviser and administration fee	28,667
Distribution and service fees	1,663
Accrued expenses	43,015

Total liabilities	$3,569,493

Net Assets	$57,411,914

Sources of Net Assets

Paid-in capital	$59,212,918
Accumulated distributions in excess of net realized gain	(174,640)
Accumulated undistributed net investment income	306
Net unrealized depreciation	(1,626,670)

Net Assets	$57,411,914

Class A Shares

Net Assets	$3,971,590
Shares Outstanding	382,658
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.38
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.62

Class C Shares

Net Assets	$1,215,880
Shares Outstanding	117,153
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.38

Class I Shares

Net Assets	$52,224,444
Shares Outstanding	5,028,982
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.38

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Statement of Operations

Year Ended
Investment Income	January 31, 2011

Interest	$377,080

Total investment income	$377,080

Expenses

Investment adviser and administration fee	$114,794
Distribution and service fees
Class A	1,694
Class C	1,742
Trustees’ fees and expenses	1,414
Custodian fee	15,141
Transfer and dividend disbursing agent fees	10,746
Legal and accounting services	26,378
Printing and postage	10,153
Registration fees	78,222
Miscellaneous	12,405

Total expenses	$272,689

Deduct —
Reduction of custodian fee	$2,332
Allocation of expenses to affiliate	131,806

Total expense reductions	$134,138

Net expenses	$138,551

Net investment income	$238,529

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(46,395)

Net realized loss	$(46,395)

Change in unrealized appreciation (depreciation) —
Investments	$(1,626,670)

Net change in unrealized appreciation (depreciation)	$(1,626,670)

Net realized and unrealized loss	$(1,673,065)

Net decrease in net assets from operations	$(1,434,536)

See Notes to Financial Statements.
11

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Statement of Changes in Net Assets

Year Ended
Increase (Decrease) in Net Assets	January 31, 2011

From operations —
Net investment income	$238,529
Net realized loss from investment transactions	(46,395)
Net change in unrealized appreciation (depreciation) from investments	(1,626,670)

Net decrease in net assets from operations	$(1,434,536)

Distributions to shareholders —
From net investment income
Class A	$(8,697)
Class C	(1,003)
Class I	(228,112)
From net realized gain
Class A	(3,695)
Class C	(1,260)
Class I	(124,028)

Total distributions to shareholders	$(366,795)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,708,725
Class C	1,249,291
Class I	55,295,932
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,022
Class C	804
Class I	2,728
Cost of shares redeemed
Class A	(738,910)
Class C	(27,748)
Class I	(1,284,599)

Net increase in net assets from Fund share transactions	$59,213,245

Net increase in net assets	$57,411,914

Net Assets

At beginning of year	$—

At end of year	$57,411,914

Accumulated undistributed net investment income included in net assets

At end of year	$306

See Notes to Financial Statements.
12

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Financial Highlights

Class A
Year Ended
January 31, 2011

Net asset value — Beginning of year	$10.000

Income (Loss) From Operations

Net investment income	$0.131
Net realized and unrealized gain	0.406 (1)

Total income from operations	$0.537

Less Distributions

From net investment income	$(0.131)
From net realized gain	(0.026)

Total distributions	$(0.157)

Net asset value — End of year	$10.380

Total Return(2)	5.38%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,972
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.96%
Expenses after custodian fee reduction(3)	0.95%
Net investment income	1.26%
Portfolio Turnover	202%

(1)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator subsidized certain operating expenses equal to 0.68% of average daily net assets for the year ended January 31, 2011. Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
13

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Financial Highlights — continued

Class C
Year Ended
January 31, 2011

Net asset value — Beginning of year	$10.000

Income (Loss) From Operations

Net investment income	$0.057
Net realized and unrealized gain	0.406 (1)

Total income from operations	$0.463

Less Distributions

From net investment income	$(0.057)
From net realized gain	(0.026)

Total distributions	$(0.083)

Net asset value — End of year	$10.380

Total Return(2)	4.63%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,216
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.71%
Expenses after custodian fee reduction(3)	1.70%
Net investment income	0.58%
Portfolio Turnover	202%

(1)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator subsidized certain operating expenses equal to 0.68% of average daily net assets for the year ended January 31, 2011. Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
14

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Financial Highlights — continued

Class I
Year Ended
January 31, 2011

Net asset value — Beginning of year	$10.000

Income (Loss) From Operations

Net investment income	$0.155
Net realized and unrealized gain	0.406 (1)

Total income from operations	$0.561

Less Distributions

From net investment income	$(0.155)
From net realized gains	(0.026)

Total distributions	$(0.181)

Net asset value — End of year	$10.380

Total Return(2)	5.62%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$52,224
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.71%
Expenses after custodian fee reduction(3)	0.70%
Net investment income	1.24%
Portfolio Turnover	202%

(1)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator subsidized certain operating expenses equal to 0.68% of average daily net assets for the year ended January 31, 2011. Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
15

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on February 1, 2010. The Fund’s investment objective is after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy

16

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Notes to Financial Statements — continued

conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2011, the Fund had a net capital loss of $174,940 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2012.

As of January 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial year of operations from February 1, 2010 to January 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will

17

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Notes to Financial Statements — continued

be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended January 31, 2011 was as follows:

Year Ended
January 31, 2011

Distributions declared from:
Tax-exempt income	$236,790
Ordinary income	$130,005

During the year ended January 31, 2011, accumulated distributions in excess of net realized gain was decreased by $738, accumulated undistributed net investment income was decreased by $411 and paid-in capital was decreased by $327 due to differences between book and tax accounting, primarily for accretion of market discount, non-deductible expenses and dividend redesignations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed income	$74,262
Post October losses	$(174,940)
Net unrealized depreciation	$(1,626,370)
Other temporary differences	$(73,956)

18

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount and the timing of recognizing distributions to shareholders.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the year ended January 31, 2011, the investment adviser and administration fee amounted to $114,794 or 0.60% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2013. Pursuant to this agreement, EVM was allocated $131,806 of the Fund’s operating expenses for the year ended January 31, 2011. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended January 31, 2011, EVM earned $40 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $921 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2011 amounted to $1,694 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2011, the Fund paid or accrued to EVD $1,307 for Class C shares, representing 0.75% of the average daily net assets of Class C shares.

19

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Notes to Financial Statements — continued

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2011 amounted to $435 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended January 31, 2011, the Fund was informed that EVD received approximately $4,900 and $30 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended January 31, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$77,738,358	$34,073,301
U.S. Government and Agency Securities	110,246	109,203

	$77,848,604	$34,182,504

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Year Ended
Class A	January 31, 2011

Sales	451,651
Issued to shareholders electing to receive payments of distributions in Fund shares	671
Redemptions	(69,664)

Net increase	382,658

20

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Notes to Financial Statements — continued

Year Ended
Class C	January 31, 2011

Sales	119,720
Issued to shareholders electing to receive payments of distributions in Fund shares	77
Redemptions	(2,644)

Net increase	117,153

Year Ended
Class I	January 31, 2011

Sales	5,147,488
Issued to shareholders electing to receive payments of distributions in Fund shares	260
Redemptions	(118,766)

Net increase	5,028,982

At January 31, 2011, EVM owned 86% of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,494,615

Gross unrealized appreciation	$35,916
Gross unrealized depreciation	(1,662,286)

Net unrealized depreciation	$(1,626,370)

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2011.

21

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Notes to Financial Statements — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$41,848,853	$—	$41,848,853
Short-Term Investments —
Tax-Exempt	—	2,019,420	—	2,019,420
U.S. Treasury Obligations	—	4,999,972	—	4,999,972

Total Investments	$—	$48,868,245	$—	$48,868,245

22

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of January 31, 2011, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 17, 2011

23

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Fund designates 64.56% of dividends from net investment income as an exempt-interest dividend.

24

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 19, 2009, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement (the “Agreement”) of the Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund at its October 19, 2009 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

25

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity plans and disaster recovery of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and the Fund’s accountants by the Adviser (which is also the administrator); and
•	The terms of the Agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Agreement between the Fund and the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the Agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. In particular, the Board considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund, and their experience relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. In this regard, the Board considered the performance results previously achieved by such investment professionals in managing other accounts using investment strategies and techniques similar to those to be used in managing the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid by the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to the Fund’s matters by senior management.

26

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the Agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees as compared to a group of similarly managed funds as well as the Fund’s estimated expense ratio for a one-year period. The Board considered the fact that the Adviser had agreed to waive fees for the Fund for a three year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from

27

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that advisory fee structure, which includes breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to share such benefits equitably.

28

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corporation, “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	175	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	175	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor)(2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	175	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

29

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Management and Organization — continued

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	175	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	175	None

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	175	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	175	None

30

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Management and Organization — continued

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	175	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 1959	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Brian C. Barney 1979	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and portfolio manager, M.D. Sass Investors Services, Inc. (2001-2009). Officer of 5 registered investment companies managed by EVM or BMR.

Craig R. Brandon 1966	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 47 registered investment companies managed by EVM or BMR.

Brian D. Clouser 1983	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and portfolio manager, M.D. Sass Investors Services, Inc. (2006-2009) and Analytics Consultant and Training Specialist at Bloomberg LP (2005-2006). Officer of 5 registered investment companies managed by EVM or BMR.

Joseph M. Davolio 1979	Vice President	Since 2010	Vice President of EVM and BMR. Previously, portfolio manager, M.D. Sass Investors Services, Inc. (2005-2009). Officer of 5 registered investment companies managed by EVM or BMR.

31

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

January 31, 2011

Management and Organization — continued

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

James H. Evans 1959	Vice President	Since 2008	Vice President of EVM and BMR. Formerly, Senior Vice President and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass Investors Services, Inc. (1990-2008). Officer of 23 registered investment companies managed by EVM or BMR.

Christopher J. Harshman 1970	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and senior trader in the municipal products group at Wachovia Bank, NA (2004-2009). Officer of 5 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 1958	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 52 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

32

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Offices of the Fund
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4735-3/11	TABS-ITSRC

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund Annual Report January 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Annual Report January 31, 2011
Eaton Vance
Tax-Advantaged Bond Strategies
Short Term Fund

Management’s Discussion of Fund Performance	2
Performance Information	4
Portfolio Composition	5
Endnotes and Additional Disclosures	6
Fund Expenses	7
Financial Statements	8
Federal Tax Information	30
Board of Trustees’ Contract Approval	31
Management and Organization	36
Important Notices	40

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
January 31, 2011
Management’s Discussion of Fund Performance

Portfolio Managers James H. Evans, CFA, Lead Portfolio Manager; Brian C. Barney, CFA, Co-Portfolio Manager; Brian D. Clouser, CFA, Co-Portfolio Manager
Economic and Market Conditions
The U.S. economy continued its slow recovery during the fiscal year ending January 31, 2011, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. Unemployment stood at 9.0% as of January 31, 2011, down slightly from the previous month. In addition, it remained difficult to find signs of strength in the housing market as the period came to a close.
Municipal bond performance was only slightly positive for the fiscal year. For much of the year, munis performed admirably, benefiting from concerns about the strength of the economic recovery, which caused investors to favor less risky investments such as municipals. Third-quarter 2010 performance was particularly strong, as the municipal market was bolstered by very light issuance and sustained demand. In the final four months of the period, however, a significant technical dislocation occurred, in which strong municipal supply met with weak demand, driving prices down (and yields up). Municipal issuers increased new issuance on concerns over the potential for higher yields in 2011 and uncertainty over the extension of the Build America Bond program, which expired on December 31, 2010.
Against this backdrop, the Barclays Capital Municipal Bond Index1 gained 1.10% for the 12 months ending January 31, 2011. For the same period, longer-term high-yield munis, as measured by the Barclays Capital High Yield Long (22+) Municipal Bond Index returned 3.04%. Intermediate-maturity bonds, represented by the 7-year segment of the Index, gained 3.29% for the same period, while shorter-maturity bonds in the 5-year segment of the Index returned 2.44%.
Management Discussion
The Fund’s performance reflects two distinct time frames. The period from January 31, 2010, to the end of October 2010 saw declining interest rates, with the yield on the 10-Year U.S. Treasury falling from 3.59% to 2.60% at the end of October. The second period, which was from November 2010 to January 31, 2011, saw 10-Year U.S. Treasury rates increase to 3.37%. Yields on municipal securities followed a similar path. The yield on 10-Year AAA municipal securities fell from 2.98% at the end of January 2010 to 2.51% by the end of October and then moved up to 3.31% by January 31, 2011. At period end, the yield on AAA municipal securities was equal to 98% of the yield on U.S. Treasuries for maturities ten years and longer. The Fund’s performance reflected the interest rate environment and was strongly positive for the first three quarters but negative in the 4th quarter and ultimately positive for the full year. At January 31, 2011, municipal securities offered attractive after-tax yields relative to U.S. Treasuries.
The Fund underperformed its primary benchmark, the Barclays Capital 5 Year Municipal Index (the Index), for the 12 months ended January 31, 2011.
The primary negative impact on performance relative to the Index was the tightening of credit spreads in the one to five-year area of the yield curve. During the year, A-rated and BBB-rated bonds outperformed AAA-rated bonds by over 90 basis points (0.90%) and 200 basis points (2.00%), respectively. This tightening resulted in lower quality bonds significantly outperforming higher quality bonds during the fiscal year. Consistent with the Fund’s high quality strategy, the Fund had less than 1% of its investments rated below AA as of January 31, 2011. On the other hand, approximately 24% of the bonds in the Index were rated A or lower at January 31, 2011. While lower quality bonds performed well in the credit tightening environment, we feel the high quality approach of the Fund could be advantageous to investors in the long term.
See Endnotes and Additional Disclosures on page 6.

2

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
January 31, 2011
Management’s Discussion of Fund Performance

The Fund had a number of positive contributors to performance relative to the Index, most notably the Fund’s cross over into U.S. Treasuries in the first half of the year and cross back into municipals in the latter half of the year. During the first and second quarters, record inflows into short duration municipal mutual funds caused municipal bonds to trade at some of their most overvalued levels relative to U.S. Treasuries in ten years. The Fund took advantage of these valuations by selling more than 25% of its municipal bonds and replacing them with U.S. Treasuries. In July, municipal valuations began to normalize, and the Fund began unwinding its U.S. Treasury position. By the 4th quarter of 2010, the Fund was fully reinvested in municipal securities. Yield curve positioning and relative value trading were also positive but smaller contributors to the Fund’s performance relative to the Index.
Looking ahead, it appears there will continue to be significant challenges for many state and local governments due to severe budget shortfalls caused by reduced tax revenues and higher costs as well as unfunded pension and healthcare liabilities. While these developments bear close watching, management will continue to apply its long-term perspective and will maintain its focus on actively managing the Fund using an after-tax, total return investment approach. In today’s municipal marketplace, we believe this approach with its strong reliance on high quality securities, relative valuation, and market experience has the potential to serve tax-sensitive investors well over the long term.

Total Return Performance at Net Asset Value (NAV) 1/31/10 – 1/31/11

Class A2	1.69%
Class C2	0.93
Class I2	1.94
Barclays Capital 5 Year Municipal Bond Index[1]	2.44	*
Barclays Capital 1-7 Year Managed Money Index[1]	2.00	*

See page 4 for more performance information.

* Source: Bloomberg L.P.; Lipper.
See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
January 31, 2011
Performance Information2

	Class A	Class C	Class I
Symbol	EABSX	ECBSX	EIBSX
Inception Dates	3/27/09	3/27/09	3/27/09

Average Annual Total Returns at NAV

One Year	1.69%	0.93%	1.94%
Since Inception	3.33	2.61	3.59

SEC Average Annual Total Returns with maximum sales charge

One Year	-0.64%	-0.07%	1.94%
Since Inception	2.07	2.61	3.59

Maximum Sales Charge	2.25%	1.00%	N.A.

Performance of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

*	For the period from 3/31/09 — 1/31/11. Index performance is available as of month end only.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class C	3/27/09	$10,489	$10,489

Class I	3/27/09	$10,674	$10,674

See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
January 31, 2011
Performance Information (continued)

Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I

Gross Expense Ratio	1.01%	1.76%	0.76%
Net Expense Ratio	0.90	1.65	0.65

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[5]	0.75%	0.04%	1.00%
SEC 30-day Yield[6]	0.94	0.22	1.21

Relative Performance 1/31/10 – 1/31/11[1]

Barclays Capital 5 Year Municipal Bond Index	2.44	%*
Barclays Capital 1-7 Year Managed Money Index	2.00	*

* Source: Bloomberg L.P.
Portfolio Composition

Rating Distribution7 (by total investments)

See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
January 31, 2011
Endnotes and Additional Disclosures

1.	It is not possible to invest directly in an Index. Total returns shown for an Index do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclay’s Capital High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. The Barclays Capital 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. The Barclays Capital 1-7 Year Managed Money Index is an unmanaged, tax-exempt bond market index that measures the 1-7 year duration component of the Barclays Capital Managed Money Municipal Bond Index and such Index performance is available as of month end only.

2.	Average Annual Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% contingent deferred sales charge for the first year. Class I shares are offered at NAV.

3.	The hypothetical performance in the line graph and the total returns in the table do not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

4.	Source: Prospectus dated 6/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through May 31, 2011. Without this expense reimbursement, performance would have been lower.

5.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period.

6.	Fund SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

7.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
The views expressed throughout this report are those of portfolio management and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

6

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 – January 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual
Class A	$1,000.00	$984.20	$4.45
Class C	$1,000.00	$980.50	$8.19
Class I	$1,000.00	$985.40	$3.20

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.53
Class C	$1,000.00	$1,016.90	$8.34
Class I	$1,000.00	$1,022.00	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Class A shares, 1.64% for Class C shares and 0.64% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010.

7

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Portfolio of Investments

Tax-Exempt Municipal Securities — 80.1%

	Principal Amount
Security	(000’s omitted)	Value

Education — 11.0%

Alabama Public School & College Authority, 5.00%, 5/1/15	$5,000	$5,566,200
Alabama Public School & College Authority, 5.00%, 5/1/18	8,560	9,543,030
Florida Board of Education, 4.00%, 7/1/14	15,580	16,647,074
Florida Board of Education, 5.00%, 7/1/18	19,425	21,542,131
Florida Board of Education, 5.00%, 7/1/19	5,830	6,407,287
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 1/1/21	2,000	2,282,780
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 4.00%, 8/1/21	5,885	5,993,225
Pennsylvania State University, 5.25%, 3/1/11	2,000	2,008,280
Rutgers State University, NJ, 3.00%, 5/1/11	1,500	1,509,870
University of Arkansas, 4.00%, 12/1/14	810	869,009
University of Arkansas, 4.00%, 12/1/15	720	773,107
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,284,081
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/15	2,335	2,454,645
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	433,408
University of Maryland, Auxiliary Facility & Tuition Revenue, 5.00%, 4/1/11	2,635	2,655,711
University of Texas, 4.00%, 8/15/21	2,485	2,572,099
University of Texas, 5.00%, 8/15/17	5,000	5,745,450
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,113,181
Virginia Public School Authority, 4.00%, 7/15/13	245	263,640
Virginia Public School Authority, 5.00%, 8/1/11	3,000	3,070,320
Virginia Public School Authority, 5.00%, 4/15/15	300	339,357

		$96,073,885

Electric Utilities — 1.0%

California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$2,000	$2,146,180
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	935	1,030,323
California Department of Water Resources, Power Supply Revenue, Series L, 5.00%, 5/1/15	3,145	3,506,958
California Department of Water Resources, Power Supply Revenue, Series M, 5.00%, 5/1/15	2,000	2,230,180

		$8,913,641

Escrowed / Prerefunded — 2.8%

Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$350	$376,201
Harris County, TX, Prerefunded to 10/1/16, 5.00%, 10/1/31	10,000	11,503,900
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	70	72,620
New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 12/15/18, 6.00%, 12/15/38	5,625	6,910,875
New Jersey Turnpike Authority, Escrowed to Maturity, 6.50%, 1/1/16	3,615	4,077,865
North Carolina, Prerefunded to 3/1/15, 5.00%, 3/1/20	1,335	1,519,497

		$24,460,958

General Obligations — 42.6%

Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$340	$373,905
Atlantic County, NJ, 2.50%, 10/1/14	730	755,813
Baltimore County, MD, 5.00%, 2/1/11	2,500	2,500,000
Beaufort County, SC, School District, 5.00%, 3/1/15	3,945	4,430,353
Bergen County, NJ, 3.25%, 11/1/16	2,575	2,713,097
Boston, MA, 4.00%, 4/1/19	4,490	4,843,677
Cary, NC, 5.00%, 6/1/18	195	226,537
Clark County, NV, 5.00%, 11/1/16	3,320	3,716,508

See Notes to Financial Statements.
8

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

General Obligations (continued)

Clark County, NV, 5.00%, 11/1/17	$2,500	$2,783,650
Columbus, OH, 2.00%, 6/1/12	1,500	1,529,415
Commonwealth of Puerto Rico, Prerefunded to 7/1/11, 5.125%, 7/1/31	7,250	7,396,305
Connecticut, 4.00%, 4/15/11	5,000	5,037,800
Connecticut, 5.75%, 11/1/19	225	265,293
Connecticut, Series B, 5.00%, 12/1/15	670	762,842
Cumberland County, NC, 3.00%, 2/1/11	1,000	1,000,000
Dallas, TX, 5.00%, 2/15/11	3,750	3,756,862
Dallas, TX, Independent School District, 5.50%, 2/15/18	2,215	2,598,815
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	132,215
DeKalb County, GA, School District, 5.00%, 2/1/11	2,250	2,250,000
Delaware, 5.00%, 10/1/16	755	876,849
Douglas County, CO, School District No. RE-1, 5.25%, 12/15/20	2,860	3,267,178
Douglas County, NE, School District No. 1, 4.00%, 12/15/20	2,300	2,424,706
Duluth, MN, 4.00%, 2/1/13	370	392,866
Fairfax County, VA, 2.00%, 4/1/12(1)	3,650	3,718,328
Fairfax County, VA, 5.00%, 4/1/15	650	739,284
Fairfax County, VA, 5.00%, 10/1/16	5,700	6,619,923
Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,475	2,808,828
Frisco, TX, 4.00%, 2/15/19	155	163,592
Georgia, 4.00%, 1/1/17	1,050	1,157,058
Georgia, 5.00%, 5/1/15	515	586,472
Gloucester County, NJ, 2.00%, 9/15/17	1,205	1,146,943
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,455,319
Guilford County, NC, Series C, 5.00%, 4/1/18	1,160	1,340,183
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	11,723,085
Gwinnett County, GA, School District, 5.00%, 2/1/11	4,000	4,000,000
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,350	4,999,977
Howard County, MD, 4.00%, 2/15/21	865	905,361
Irving, TX, Independent School District, 4.00%, 2/15/17	520	568,438
King County, WA, School District No. 405, 5.00%, 12/1/17	1,980	2,277,832
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,552,101
Loudoun County, VA, 4.00%, 7/1/21	515	537,825
Maine, 5.00%, 6/1/17	5,000	5,742,650
Mansfield, TX, Independent School District, 5.00%, 2/15/21	5,215	5,818,741
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,900,307
Maryland, 5.00%, 3/1/13	60	65,300
Maryland, 5.00%, 11/1/17	13,915	16,194,277
Maryland, 5.00%, 3/1/19	5,475	6,336,053
Maryland, 5.00%, 11/1/19	7,825	9,047,891
Maryland, 5.00%, 3/1/20	3,250	3,691,448
Maryland, 5.00%, 8/1/20	4,160	4,615,104
Massachusetts, 2.50%, 7/1/11	1,000	1,009,170
Massachusetts, 4.00%, 1/1/15	500	541,710
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,561,667
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,373,092
Middlesex County, NJ, 3.00%, 6/1/20	1,665	1,597,484
Minnesota, 4.00%, 8/1/15	1,000	1,100,060
Minnesota, 4.00%, 8/1/16	1,750	1,934,118
Minnesota, 4.00%, 8/1/19	3,000	3,241,620
Minnesota, 5.00%, 8/1/14	5,250	5,909,295
Minnesota, 5.00%, 8/1/17	2,375	2,758,230
Minnesota, 5.00%, 11/1/17	8,635	10,037,756
Minnesota, 5.00%, 12/1/17	1,710	1,988,268
Minnesota, 5.00%, 6/1/18	1,000	1,160,280
Minnesota, 5.00%, 8/1/18	90	104,479
Minnesota, 5.00%, 12/1/18	7,500	8,712,075
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,209,964
Monmouth County, NJ, 4.25%, 9/15/12	145	153,646
Morris County, NJ, 5.00%, 2/15/17	1,650	1,903,044
Morris County, NJ, 5.00%, 2/15/19	1,720	1,977,054
New Hanover County, NC, 5.00%, 12/1/18	430	500,150
North Carolina, 5.00%, 6/1/16	8,340	9,637,454
North Carolina, 5.00%, 6/1/17	12,110	14,067,460
North Carolina, 5.00%, 5/1/18	4,250	4,935,695

See Notes to Financial Statements.
9

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

General Obligations (continued)

North Carolina, 5.00%, 5/1/21	$3,860	$4,364,463
Northside, TX, Independent School District, 3.00%, 8/1/14	505	530,962
Northside, TX, Independent School District, 3.00%, 8/1/15	265	277,691
Ocean County, NJ, 3.00%, 9/1/14	775	805,698
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,306,869
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,350,688
Ohio, 4.00%, 9/1/15	935	1,017,093
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	2,000	2,088,700
Oyster Bay, NY, 3.00%, 8/15/15	1,935	2,035,581
Oyster Bay, NY, 3.00%, 8/15/17	4,390	4,497,072
Pennsylvania, 5.00%, 5/1/14	2,915	3,252,032
Pennsylvania, 5.00%, 5/1/15	16,555	18,733,804
Pennsylvania, 5.00%, 7/1/15	6,380	7,238,620
Pennsylvania, 5.00%, 7/15/16	8,000	9,175,280
Pennsylvania, 5.00%, 2/15/17	3,000	3,440,220
Pennsylvania, 5.00%, 7/1/18	9,485	10,881,097
Pennsylvania, 5.00%, 2/15/19	2,000	2,283,500
Prince George’s County, MD, 5.00%, 9/15/20	1,000	1,151,250
Regional School District No. 13, CT, 4.00%, 3/1/20	305	324,962
Roseville, MN, Independent School District No. 623, 2.00%, 2/1/13	1,325	1,353,130
San Antonio, TX, 4.00%, 8/1/15	800	873,032
South Washington County, MN, Independent School District No. 833, 5.00%, 2/1/20	2,840	3,194,659
Spring Branch, TX, Independent School District, 5.00%, 2/1/18	1,875	2,154,188
St Mary’s County, MD, 3.00%, 7/15/13	935	982,507
St Mary’s County, MD, 3.00%, 7/15/15	920	968,512
Suffolk County, NY, 4.00%, 10/15/16	2,225	2,428,232
Suffolk, VA, 4.00%, 8/1/18	1,000	1,080,040
Tennessee, 5.00%, 5/1/11	3,090	3,126,462
Tomball, TX, Independent School District, 5.00%, 2/15/13	500	541,780
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	139,840
United Independent School District, TX, 5.00%, 8/15/15	1,755	1,990,907
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,773,803
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,154,590
Wake County, NC, 4.00%, 3/1/11	3,585	3,596,149
Wake County, NC, 4.00%, 3/1/14	1,395	1,514,914
Wake County, NC, 4.00%, 2/1/15	1,000	1,094,510
Wake County, NC, 5.00%, 3/1/14	1,880	2,098,381
Washington, 5.00%, 1/1/16	6,000	6,819,180
Washington, 5.00%, 1/1/17	2,000	2,281,040
Washington, 5.00%, 7/1/17	2,770	3,166,830
Washington, 5.00%, 1/1/21	12,995	14,426,139
Wisconsin, Prerefunded to 5/1/11, 5.75%, 5/1/15	3,000	3,040,830

		$370,716,014

Industrial Development Revenue — 0.4%

Missouri Development Finance Board, (Independence-Santa Fe Redevelopment Project), Prerefunded to 4/1/11, 5.25%, 4/1/23	$1,700	$1,712,478
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,139,240

		$3,851,718

Insured – Escrowed / Prerefunded — 1.7%

California, (NPFG), Escrowed to Maturity, 5.00%, 7/1/11	$1,455	$1,483,416
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/26	950	1,098,504
Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	8,000	8,693,920
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	2,375	2,706,146
Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	35	38,507
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	290	319,055

		$14,339,548

Insured – General Obligations — 4.3%

Clark County, NV, (NPFG), 5.00%, 3/1/17	$5,480	5,934,511

See Notes to Financial Statements.
10

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	$5,000	$5,619,550
Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	460	522,620
Ithaca, NY, School District, (AGC), 3.00%, 7/1/14	330	345,355
Massachusetts, (NPFG), 5.50%, 2/1/11	3,555	3,555,000
New Jersey Economic Development Authority, (AMBAC), Prerefunded to 6/15/11, 5.25%, 6/15/19	1,670	1,700,711
Pennsylvania, (AGM), 5.00%, 9/1/15	2,500	2,777,300
Pennsylvania, (NPFG), 5.375%, 7/1/19	14,000	16,361,380
Washington, (FGIC), (NPFG), 0.00%, 1/1/19	900	678,006

		$37,494,433

Insured – Lease Revenue / Certificates of Participation — 0.2%

Pinal County, AZ, (AMBAC), Prerefunded to 6/1/11, 5.125%, 6/1/21	$2,000	$2,051,540

		$2,051,540

Insured – Other Revenue — 0.2%

New Mexico Finance Authority, (NPFG), 4.00%, 6/1/11	$80	$80,980
Texas Public Finance Authority, (AMBAC), 5.00%, 2/1/11	1,185	1,185,000

		$1,265,980

Insured – Special Tax Revenue — 0.3%

Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,000	$2,235,440

		$2,235,440

Insured – Transportation — 2.2%

DuPage County, IL, (AGM), Prerefunded to 7/1/11, 5.25%, 1/1/20	$3,045	$3,106,600
Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	1,965	2,221,373
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/28	10,000	11,563,200
Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	2,130	2,392,033

		$19,283,206

Insured – Water and Sewer — 0.1%

Austin, TX, (AMBAC), 5.50%, 11/15/15	$465	$535,280

		$535,280

Lease Revenue / Certificates of Participation — 0.2%

Cabarrus County, NC, 5.00%, 4/1/21	$1,405	$1,486,743

		$1,486,743

Other Revenue — 1.3%

Bergen County, NJ, Improvement Authority, 3.00%, 2/15/17	$1,680	$1,739,119
Illinois Finance Authority, (University of Chicago), 1.125% to 2/14/13 (Put Date), 7/1/36	1,000	995,710
Illinois Finance Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	3,750	3,744,338
New Mexico Finance Authority, 5.00%, 12/15/21	2,925	3,221,449
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	615,461
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,229,663

		$11,545,740

Special Tax Revenue — 7.6%

Jacksonville, FL, 5.00%, 10/1/18	$10,000	$11,064,300
Jacksonville, FL, 5.00%, 10/1/19	2,015	2,208,077
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,610,307
New York, NY, Transitional Finance Authority, 4.00%, 8/1/14	3,000	3,245,730
New York, NY, Transitional Finance Authority, 5.00%, 11/1/18	5,000	5,636,950

See Notes to Financial Statements.
11

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

Texas, 2.00%, 8/31/11	$41,000	$41,398,110
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,263,630

		$66,427,104

Transportation — 1.8%

Kansas Department of Transportation, 4.00%, 9/1/15	$1,000	$1,098,720
Kansas Department of Transportation, 5.00%, 9/1/15	1,500	1,713,870
Massachusetts Bay Transportation Authority, 4.00%, 7/1/15	870	947,613
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	869,318
New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/20	5,750	6,494,165
Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	405	456,062
Texas Transportation Commission, 5.00%, 4/1/11	1,050	1,058,242
Texas Transportation Commission, 5.25%, 4/1/14	3,000	3,364,530

		$16,002,520

Water and Sewer — 2.4%

Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/20	$1,425	$1,595,230
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	350	387,016
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/20	7,500	8,712,900
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/21	2,500	2,887,125
Minnesota Public Facilities Authority, 5.00%, 3/1/11	2,725	2,735,736
Monroe County, NY, Water Authority, 2.50%, 8/1/11	1,530	1,546,754
New York, NY, Municipal Water Finance Authority, Prerefunded to 6/15/11, 5.25%, 6/15/25	1,405	1,444,860
Ohio Water Development Authority, 5.00%, 12/1/19	1,020	1,154,640
Virginia Resources Authority, Clean Water Revenue, 3.00%, 10/1/16	210	220,217

		$20,684,478

Total Tax-Exempt Municipal Securities — 80.1%
(identified cost $704,406,339)		$697,368,228

Taxable Municipal Securities — 1.1%

	Principal Amount
Security	(000’s omitted)	Value

Education — 0.2%

Virginia Public School Authority, 4.167%, 8/1/18	$1,475	$1,521,212

		$1,521,212

Other Revenue — 0.9%

New York, NY, Transitional Finance Authority, 3.50%, 2/1/16	$8,305	$8,444,690

		$8,444,690

Total Taxable Municipal Securities — 1.1%
(identified cost $9,780,000)		$9,965,902

Short-Term Investments — 11.8%

	Principal Amount
Security	(000’s omitted)	Value

Short-Term Investments – Tax-Exempt — 8.9%

Delaware, 2.00%, 7/1/11	$10,380	$10,454,944
Fairfield, CT, 2.00%, 7/22/11	18,115	18,262,456
Greenville County, SC, School District, 2.00%, 6/1/11	5,000	5,027,450
Pennsylvania, 2.50%, 6/30/11	20,000	20,179,142
Salt Lake City, UT, 1.50%, 6/30/11	17,500	17,588,375
Wisconsin School Districts Cash Flow Administration Program, 1.25%, 10/17/11	6,000	6,033,759

		$77,546,126

See Notes to Financial Statements.
12

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Portfolio of Investments — continued

	Principal Amount
Security	(000’s omitted)	Value

U.S. Treasury Obligations — 2.9%

U.S. Treasury Bill, 0.125%, 2/10/11	$25,000	$24,999,219

		$24,999,219

Total Short-Term Investments — 11.8%
(identified cost $102,539,089)		$102,545,345

Total Investments — 93.0%
(identified cost $816,725,428)		$809,879,475

Other Assets, Less Liabilities — 7.0%		$60,883,177

Net Assets — 100.0%		$870,762,652

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

At January 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.8%
Texas	10.5%
Others, representing less than 10% individually	67.8%

(1)	When-issued security.

See Notes to Financial Statements.
13

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Statement of Assets and Liabilities

Assets	January 31, 2011

Investments, at value (identified cost, $816,725,428)	$809,879,475
Cash	57,532,997
Interest receivable	8,599,122
Receivable for investments sold	2,334,802
Receivable for Fund shares sold	4,930,633

Total assets	$883,277,029

Liabilities

Payable for investments purchased	$3,200,902
Payable for when-issued securities	3,716,430
Payable for Fund shares redeemed	4,609,757
Distributions payable	187,288
Payable to affiliates:
Investment adviser and administration fee	408,342
Distribution and service fees	229,928
Accrued expenses	161,730

Total liabilities	$12,514,377

Net Assets	$870,762,652

Sources of Net Assets

Paid-in capital	$876,934,755
Accumulated net realized gain	768,653
Accumulated distributions in excess of net investment income	(94,803)
Net unrealized depreciation	(6,845,953)

Net Assets	$870,762,652

See Notes to Financial Statements.
14

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Statement of Assets and Liabilities — continued

Class A Shares	January 31, 2011

Net Assets	$473,976,249
Shares Outstanding	46,344,038
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.23
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.47

Class C Shares

Net Assets	$150,490,040
Shares Outstanding	14,701,386
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.24

Class I Shares

Net Assets	$246,296,363
Shares Outstanding	24,075,680
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.23

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
15

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Statement of Operations

Year Ended
Investment Income	January 31, 2011

Interest	$12,713,324

Total investment income	$12,713,324

Expenses

Investment adviser and administration fee	$4,032,489
Distribution and service fees
Class A	1,003,159
Class C	1,112,425
Trustees’ fees and expenses	27,512
Custodian fee	232,448
Transfer and dividend disbursing agent fees	238,128
Legal and accounting services	46,118
Printing and postage	35,936
Registration fees	117,821
Miscellaneous	33,513

Total expenses	$6,879,549

Deduct —
Reduction of custodian fee	$49,876

Total expense reductions	$49,876

Net expenses	$6,829,673

Net investment income	$5,883,651

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$9,438,985

Net realized gain	$9,438,985

Change in unrealized appreciation (depreciation) —
Investments	$(11,314,691)

Net change in unrealized appreciation (depreciation)	$(11,314,691)

Net realized and unrealized loss	$(1,875,706)

Net increase in net assets from operations	$4,007,945

See Notes to Financial Statements.
16

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Statements of Changes in Net Assets

	Year Ended	Period Ended
Increase (Decrease) in Net Assets	January 31, 2011	January 31, 2010(1)

From operations —
Net investment income	$5,883,651	$1,765,814
Net realized gain from investment transactions	9,438,985	3,743,793 (2)
Net change in unrealized appreciation (depreciation) from investments	(11,314,691)	1,881,813

Net increase in net assets from operations	$4,007,945	$7,391,420

Distributions to shareholders —
From net investment income
Class A	$(3,354,869)	$(696,987)
Class C	(93,766)	(79,534)
Class I	(2,460,740)	(1,392,917)
From net realized gain
Class A	(5,430,224)	(828,638)
Class C	(1,668,335)	(231,502)
Class I	(2,837,666)	(528,411)

Total distributions to shareholders	$(15,845,600)	$(3,757,989)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$433,625,617	$262,947,487
Class C	118,334,920	60,077,916
Class I	262,275,438	77,244,675
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,398,479	1,243,265
Class C	1,363,885	195,304
Class I	3,113,275	1,644,802
Cost of shares redeemed
Class A	(189,998,090)	(34,808,192)
Class C	(26,065,847)	(1,216,500)
Class I	(143,787,970)	(30,449,691)
Issued in connection with tax-free reorganization (see Note 11)
Class I	—	76,828,103

Net increase in net assets from Fund share transactions	$465,259,707	$413,707,169

Net increase in net assets	$453,422,052	$417,340,600

Net Assets

At beginning of period	$417,340,600	$—

At end of period	$870,762,652	$417,340,600

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(94,803)	$(62,308)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.
(2)	Includes net realized gain of $554,804 from redemptions in-kind.

See Notes to Financial Statements.
17

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Financial Highlights

	Class A
	Year Ended	Period Ended
	January 31, 2011	January 31, 2010(1)

Net asset value — Beginning of period	$10.260	$10.000

Income (Loss) From Operations

Net investment income	$0.090	$0.082	(2)
Net realized and unrealized gain	0.084 (3)	0.363

Total income from operations	$0.174	$0.445

Less Distributions

From net investment income	$(0.090)	$(0.140)
From net realized gain	(0.114)	(0.045)

Total distributions	$(0.204)	$(0.185)

Net asset value — End of period	$10.230	$10.260

Total Return(4)	1.69%	4.49	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$473,976	$230,414
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.90%	0.90	%(6)(7)
Expenses after custodian fee reduction	0.89%	0.90	%(6)(7)
Net investment income	0.83%	0.94	%(6)
Portfolio Turnover	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.
(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See Notes to Financial Statements.
18

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Financial Highlights — continued

	Class C
	Year Ended	Period Ended
	January 31, 2011	January 31, 2010(1)

Net asset value — Beginning of period	$10.270	$10.000

Income (Loss) From Operations

Net investment income	$0.011	$0.019	(2)
Net realized and unrealized gain	0.085 (3)	0.372

Total income from operations	$0.096	$0.391

Less Distributions

From net investment income	$(0.012)	$(0.076)
From net realized gain	(0.114)	(0.045)

Total distributions	$(0.126)	$(0.121)

Net asset value — End of period	$10.240	$10.270

Total Return(4)	0.93%	3.93	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$150,490	$59,381
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64%	1.65	%(6)(7)
Expenses after custodian fee reduction	1.63%	1.65	%(6)(7)
Net investment income	0.08%	0.22	%(6)
Portfolio Turnover	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.
(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See Notes to Financial Statements.
19

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Financial Highlights — continued

	Class I
	Year Ended	Period Ended
	January 31, 2011	January 31, 2010(1)

Net asset value — Beginning of period	$10.260	$10.000

Income (Loss) From Operations

Net investment income	$0.119	$0.129	(2)
Net realized and unrealized gain	0.082 (3)	0.338

Total income from operations	$0.201	$0.467

Less Distributions

From net investment income	$(0.117)	$(0.162)
From net realized gains	(0.114)	(0.045)

Total distributions	$(0.231)	$(0.207)

Net asset value — End of period	$10.230	$10.260

Total Return(4)	1.94%	4.71	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$246,296	$127,546
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.65%	0.65	%(6)(7)
Expenses after custodian fee reduction	0.64%	0.65	%(6)(7)
Net investment income	1.09%	1.48	%(6)
Portfolio Turnover	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.
(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See Notes to Financial Statements.
20

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital

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Notes to Financial Statements — continued

gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on March 27, 2009 to January 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed

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January 31, 2011

Notes to Financial Statements — continued

delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended January 31, 2011 and the period ended January 31, 2010 was as follows:

	Year Ended	Period Ended
	January 31, 2011	January 31, 2010(1)

Distributions declared from:
Tax-exempt income	$4,360,165	$1,432,620
Ordinary income	$9,606,650	$736,818
Long-term capital gains	$1,878,785	$1,588,551

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

During the year ended January 31, 2011, accumulated net realized gain was increased by $6,771 and accumulated distributions in excess of net investment income was increased by $6,771 due to differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed income	$466,346
Undistributed long-term capital gains	$395,290
Net unrealized depreciation	$(6,846,451)
Other temporary differences	$(187,288)

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Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount and the timing of recognizing distributions to shareholders.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $500 million, 0.54% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the year ended January 31, 2011, the investment adviser and administration fee amounted to $4,032,489 or 0.55% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.90%, 1.65% and 0.65% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2011. Pursuant to this agreement, no operating expenses were allocated to EVM for the year ended January 31, 2011. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended January 31, 2011, EVM earned $8,175 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $138,625 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2011 amounted to $1,003,159 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2011, the Fund paid or accrued to EVD $834,319 for Class C shares, representing 0.75% of the average daily net assets of Class C shares.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service

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Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Notes to Financial Statements — continued

fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2011 amounted to $278,106 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended January 31, 2011, the Fund was informed that EVD received approximately $202,000 and $63,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended January 31, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$979,175,642	$495,737,616
U.S. Government and Agency Securities	45,540,262	162,612,828

	$1,024,715,904	$658,350,444

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended	Period Ended
Class A	January 31, 2011	January 31, 2010(1)

Sales	41,589,309	25,745,585
Issued to shareholders electing to receive payments of distributions in Fund shares	619,020	121,635
Redemptions	(18,319,442)	(3,412,069)

Net increase	23,888,887	22,455,151

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Notes to Financial Statements — continued

	Year Ended	Period Ended
Class C	January 31, 2011	January 31, 2010(1)

Sales	11,293,580	5,881,040
Issued to shareholders electing to receive payments of distributions in Fund shares	132,480	19,093
Redemptions	(2,506,276)	(118,531)

Net increase	8,919,784	5,781,602

	Year Ended	Period Ended
Class I	January 31, 2011	January 31, 2010(1)

Sales	25,145,070	7,573,633
Issued in connection with tax-free reorganization (see Note 11)	—	7,682,810
Issued to shareholders electing to receive payments of distributions in Fund shares	300,495	161,656
Redemptions	(13,796,204)	(2,991,780)

Net increase	11,649,361	12,426,319

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$816,725,926

Gross unrealized appreciation	$2,791,159
Gross unrealized depreciation	(9,637,610)

Net unrealized depreciation	$(6,846,451)

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2011.

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Tax-Advantaged Bond Strategies Short Term Fund

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Notes to Financial Statements — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$697,368,228	$—	$697,368,228
Taxable Municipal Securities	—	9,965,902	—	9,965,902
Short-Term Investments —
Tax-Exempt	—	77,546,126	—	77,546,126
U.S. Treasury Obligations	—	24,999,219	—	24,999,219

Total	$—	$809,879,475	$—	$809,879,475

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

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Tax-Advantaged Bond Strategies Short Term Fund

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Notes to Financial Statements — continued

11 Reorganization

As of the close of business on March 26, 2009, the Fund acquired all the assets and assumed all the liabilities of M.D. Sass TABS: Municipal LLC, a private investment fund whose managing member was EVM, and M.D. Sass High Quality Municipal/Treasury Partnership, L.P., a partnership whose general partner was EVM, collectively referred to as the MDS Funds, pursuant to a plan of reorganization approved by the interest holders of the MDS Funds. Prior to this acquisition, the Fund had not commenced operations and had no assets. The acquisition was accomplished by a tax-free exchange of 7,682,810 shares of Class I of the Fund for the net assets of the MDS Funds on March 26, 2009 aggregating $76,828,103, including net unrealized appreciation of $2,586,925. The investment portfolios of the MDS Funds, with a fair value of $75,416,920 and identified cost of $72,829,995 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the MDS Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2011, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period from the start of business, March 27, 2009, to January 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of January 31, 2011, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year then ended and the period from the start of business, March 27, 2009, to January 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 17, 2011

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Tax-Advantaged Bond Strategies Short Term Fund

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends. The Fund designates 73.78% of dividends from net investment income as an exempt-interest dividend.

Capital Gains Dividends. The Fund designates $1,878,785 as a capital gain dividend.

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Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

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Board of Trustees’ Contract Approval — continued

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be

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Board of Trustees’ Contract Approval — continued

considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (formerly Eaton Vance Tax-Advantaged Bond Strategies Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who will provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

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January 31, 2011

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may

34

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

35

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corporation, “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex	Other Directorships
Name and	with the	Length of	During Past Five Years and	Overseen By	Held During the Last
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	175	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	175	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	175	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

36

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Management and Organization — continued

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex	Other Directorships
Name and	with the	Length of	During Past Five Years and	Overseen By	Held During the Last
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	175	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	175	None

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	175	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	175	None

37

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Management and Organization — continued

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex	Other Directorships
Name and	with the	Length of	During Past Five Years and	Overseen By	Held During the Last
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	175	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 1959	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Brian C. Barney 1979	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and portfolio manager, M.D. Sass Investors Services, Inc. (2001-2009). Officer of 5 registered investment companies managed by EVM or BMR.

Craig R. Brandon 1966	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 47 registered investment companies managed by EVM or BMR.

Brian D. Clouser 1983	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and portfolio manager, M.D. Sass Investors Services, Inc. (2006-2009) and Analytics Consultant and Training Specialist at Bloomberg LP (2005-2006). Officer of 5 registered investment companies managed by EVM or BMR.

Joseph M. Davolio 1979	Vice President	Since 2010	Vice President of EVM and BMR. Previously, portfolio manager, M.D. Sass Investors Services, Inc. (2005-2009). Officer of 5 registered investment companies managed by EVM or BMR.

38

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

Management and Organization — continued

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

James H. Evans 1959	Vice President	Since 2008	Vice President of EVM and BMR. Formerly, Senior Vice President and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass Investors Services, Inc. (1990-2008). Officer of 23 registered investment companies managed by EVM or BMR.

Christopher J. Harshman 1970	Vice President	Since 2010	Vice President of EVM and BMR. Previously, Vice President and senior trader in the municipal products group at Wachovia Bank, NA (2004-2009). Officer of 5 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 1958	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 52 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

January 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

40

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Offices of the Fund
Eaton Vance Tax-Advantaged Bond Strategies
Short Term Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

3940-3/11
TABS-SRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Eaton Vance High Yield Municipal Income Fund, Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund, Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund, and Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust II (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 5 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.
The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2010 and January 31, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.
Eaton Vance High Yield Municipal Income Fund

Fiscal Years Ended	1/31/10	1/31/11
Audit Fees	$73,020	$71,633
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,524	$12,729
All Other Fees(3)	$0	$500

Total	$86,544	$84,862

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund*

Fiscal Years Ended	1/31/11
Audit Fees	$16,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,000
All Other Fees(3)	$500

Total	$25,050

*	Fund commenced operations on 2/1/2010

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund*

Fiscal Years Ended	1/31/11
Audit Fees	$16,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,000
All Other Fees(3)	$500

Total	$25,050

*	Fund commenced operations on 2/1/2010
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Fiscal Period Ended	1/31/10	1/31/11
Audit Fees	$31,550	$31,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,000	$8,000
All Other Fees(3)	$0	$500

Total	$39,550	40,050

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at 1/31/2011, and have the same fiscal year end (January 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	1/31/10	1/31/11
Audit Fees	$155,593	$136,283
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$38,873	$36,729
All Other Fees(3)	$0	$2,000

Total	$194,466	$175,012

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	1/31/10	1/31/11
Registrant(1)	$38,873	$38,729
Eaton Vance(2)	$279,795	$205,107

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrant
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: March 17, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 17, 2011

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: March 17, 2011